JPMorgan Income Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.8%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada) 7.50%, 3/15/2025 (a)	4,494	4,501
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	3,904	3,475
4.13%, 4/15/2029 (a)	3,625	3,190
Howmet Aerospace, Inc.
6.88%, 5/1/2025	27	28
5.90%, 2/1/2027	3,179	3,147
6.75%, 1/15/2028	118	120
5.95%, 2/1/2037	110	104
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,851	3,001
TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,617	7,580
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	913	933
6.25%, 9/15/2024 (a)	2,601	2,471
7.75%, 8/15/2025	3,055	2,620
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	2,510	1,242
9.00%, 11/15/2026 (a)	5,774	3,666
		36,078
Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	8,861	8,594
5.75%, 4/20/2029 (a)	8,171	7,607
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	2,019	2,009
United Airlines, Inc.
4.38%, 4/15/2026 (a)	4,068	3,787
4.63%, 4/15/2029 (a)	1,323	1,178
		23,175
Auto Components — 0.9%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	3,620	3,379
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,298	3,058
5.88%, 6/1/2029 (a)	8,796	8,314
3.75%, 1/30/2031 (a)	9,462	7,924
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,267	2,147
6.50%, 4/1/2027	5,070	4,766
6.88%, 7/1/2028	2,380	2,292
5.00%, 10/1/2029	5,030	4,377
Clarios Global LP
6.75%, 5/15/2025 (a)	2,915	2,913
6.25%, 5/15/2026 (a)	7,537	7,466
8.50%, 5/15/2027 (a)	6,485	6,346
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	265	277
5.63%, 11/15/2026 (a)	884	370

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — continued
Dana, Inc.
5.38%, 11/15/2027	2,745	2,515
5.63%, 6/15/2028	2,747	2,527
4.25%, 9/1/2030	1,724	1,379
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,038
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,593	3,453
5.00%, 7/15/2029	7,003	6,093
5.25%, 4/30/2031	9,449	8,079
Icahn Enterprises LP 6.25%, 5/15/2026	2,781	2,745
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (b)	4,960	4,236
		87,694
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	764
Banks — 1.5%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (c) (d) (e) (f)	8,400	8,353
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (c) (d) (e) (f)	10,900	9,476
Banco Santander SA (Spain) (USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (c) (d) (e) (f)	3,000	2,928
Bank of America Corp.
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (c) (d) (f)	716	698
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (c) (d) (f)	34	34
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (c) (d) (f)	865	856
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (c) (d) (f)	9,905	8,915
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (c) (d) (f)	4,714	4,395
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (d) (f)	6,230	5,398
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (c) (d) (f)	83	80
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (c) (d) (f)	13,755	13,974
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (f)	6,831	5,004
ING Groep NV (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (c) (d) (e) (f)	8,500	8,203
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (f)	6,402	4,208
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (f)	16,206	14,829
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (c) (d) (f)	8,800	8,650
Societe Generale SA (France)
(USD Swap Semi 5 Year + 4.30%), 7.37%, 10/4/2023 (a) (c) (d) (f)	6,742	6,471
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (c) (d) (f)	14,270	14,296
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (c) (d) (f)	2,602	2,043
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.12%, 10/31/2082 (f)	11,795	12,090

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (f)	5,096	4,024
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (f)	21,821	19,012
		153,937
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,437
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	4,429
		6,866
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,033	1,815
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,527	2,964
		4,779
Building Products — 0.4%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	117
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,548	2,876
6.38%, 6/15/2032 (a)	3,140	2,901
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,840
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	1,015	954
4.63%, 12/15/2025 (a)	740	627
4.88%, 12/15/2027 (a)	1,238	970
Masonite International Corp.
5.38%, 2/1/2028 (a)	4,450	4,032
3.50%, 2/15/2030 (a)	1,800	1,403
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	12,269	11,120
4.38%, 7/15/2030 (a)	6,654	5,456
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,117
5.25%, 1/15/2029 (a)	2,135	1,971
		35,384
Capital Markets — 0.4%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (f)	5,090	4,327
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (f)	5,530	4,327
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,500	877
3.63%, 10/1/2031 (a)	972	525
Credit Suisse Group AG (Switzerland) (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (c) (d) (f)	10,000	7,600
Goldman Sachs Group, Inc. (The) Series P, (ICE LIBOR USD 3 Month + 2.87%), 7.47%, 12/31/2164 (c) (d) (f)	5,070	4,918
MSCI, Inc. 4.00%, 11/15/2029 (a)	4,570	4,035
UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (c) (d) (e) (f)	13,061	12,792
		39,401

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 1.1%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	11,542	10,582
3.38%, 2/15/2029 (a)	7,623	6,240
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	3,890
Chemours Co. (The)
5.75%, 11/15/2028 (a)	8,878	7,797
4.63%, 11/15/2029 (a)	3,025	2,435
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	9,841	8,411
Gates Global LLC 6.25%, 1/15/2026 (a)	950	916
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	6,783	6,031
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,555	2,486
5.25%, 6/1/2027 (a)	15,910	14,280
4.25%, 5/15/2029 (a)	2,690	2,243
Sasol Financing USA LLC 5.50%, 3/18/2031	2,900	2,401
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,507
4.50%, 10/15/2029	7,847	6,415
4.00%, 4/1/2031	6,675	5,073
4.38%, 2/1/2032	1,175	904
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	5,396	4,324
5.13%, 4/1/2029 (a)	11,110	7,069
Venator Finance SARL 9.50%, 7/1/2025 (a)	2,955	2,164
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	10,457	9,369
5.63%, 8/15/2029 (a)	3,101	2,557
		108,094
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,017	8,368
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,846	2,484
4.88%, 7/15/2032 (a)	7,296	6,312
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4,662	4,429
9.75%, 7/15/2027 (a)	2,257	2,037
4.63%, 6/01/2028 (a)	5,179	4,382
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,440	1,404
5.00%, 2/1/2028 (a)	6,231	5,827
Atento Luxco 1 SA 8.00%, 2/10/2026 (e)	3,200	1,711
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,777
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,320	3,053
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	795	714
9.50%, 11/1/2027 (a)	4,150	3,839

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,539	6,122
5.13%, 12/15/2026 (a)	2,085	2,008
4.00%, 8/1/2028 (a)	4,808	4,125
4.75%, 6/15/2029 (a)	355	311
Madison IAQ LLC
4.13%, 6/30/2028 (a)	14,436	12,484
5.88%, 6/30/2029 (a)	1,304	964
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	6,813	6,745
3.38%, 8/31/2027 (a)	7,864	6,919
Stericycle, Inc.
5.38%, 7/15/2024 (a)	630	623
3.88%, 1/15/2029 (a)	7,510	6,534
		93,172
Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	2,605	2,441
CommScope, Inc.
6.00%, 3/1/2026 (a)	13,774	13,326
8.25%, 3/1/2027 (a)	9,771	8,387
4.75%, 9/1/2029 (a)	6,027	5,076
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,457
		31,687
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	2,900
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (e)	3,183	2,125
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,289
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	891
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (e)	8,410	7,631
MasTec, Inc. 4.50%, 8/15/2028 (a)	8,854	7,994
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (e)	6,000	4,372
		29,202
Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (a) (c) (d) (f)	4,707	4,142
3.88%, 7/11/2031 (a)	3,181	2,575
		6,717
Consumer Finance — 0.8%
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,350	1,239
4.69%, 6/9/2025	9,248	8,897
4.39%, 1/8/2026	4,000	3,805
4.54%, 8/1/2026	5,945	5,595
4.27%, 1/9/2027	25,001	23,133
4.13%, 8/17/2027	15,219	13,885

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
3.82%, 11/2/2027	2,245	2,011
2.90%, 2/10/2029	6,033	4,975
5.11%, 5/3/2029	7,550	7,039
OneMain Finance Corp.
6.88%, 3/15/2025	1,933	1,877
7.13%, 3/15/2026	3,647	3,533
3.88%, 9/15/2028	5,250	4,165
5.38%, 11/15/2029	565	472
		80,626
Containers & Packaging — 1.0%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	5,450	4,796
5.25%, 8/15/2027 (a)	13,542	10,242
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,008
4.88%, 7/15/2026 (a)	7,076	6,789
5.63%, 7/15/2027 (a)	940	921
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (e)	5,630	5,326
LABL, Inc.
6.75%, 7/15/2026 (a)	12,637	12,068
10.50%, 7/15/2027 (a)	985	906
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	13,050	12,872
7.25%, 4/15/2025 (a)	6,549	5,976
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,455	1,400
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	18,720	16,453
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	981
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,227
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (g)	13,192	12,396
8.50%, 8/15/2027 (a) (g)	1,965	1,840
		96,201
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	545
4.63%, 12/15/2027	2,577	2,408
3.38%, 8/15/2030	9,181	7,643
4.00%, 5/15/2031	903	774
		11,370
Diversified Telecommunication Services — 2.6%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	13,983	11,047
Altice France SA (France)
8.13%, 2/1/2027 (a)	12,342	11,756
5.50%, 1/15/2028 (a)	3,500	2,917
5.13%, 1/15/2029 (a)	416	333
5.13%, 7/15/2029 (a)	9,906	7,807

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
CCO Holdings LLC
5.13%, 5/1/2027 (a)	28,259	26,747
5.00%, 2/1/2028 (a)	28,799	26,474
5.38%, 6/1/2029 (a)	20,246	18,373
4.75%, 3/1/2030 (a)	16,356	14,062
4.50%, 8/15/2030 (a)	16,254	13,694
4.25%, 2/1/2031 (a)	17,519	14,222
4.50%, 6/1/2033 (a)	7,864	6,241
DKT Finance ApS (Denmark) 9.38%, 6/17/2023 (a)	1,150	1,106
Embarq Corp. 8.00%, 6/1/2036	1,643	698
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (h)	8,602	1
8.50%, 10/15/2024 ‡ (h)	5,163	1
9.75%, 7/15/2025 ‡ (h)	1,765	—
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	14,203	13,514
5.00%, 5/1/2028 (a)	5,032	4,478
5.88%, 11/1/2029	60	48
6.00%, 1/15/2030 (a)	1,580	1,293
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	10,999	10,119
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	13,889	11,701
4.25%, 7/1/2028 (a)	4,795	3,754
Liquid Telecommunications Financing plc (South Africa) 5.50%, 9/4/2026 (a)	2,500	1,725
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	15,121	12,928
4.00%, 2/15/2027 (a)	6,425	5,477
Series G, 6.88%, 1/15/2028	17	14
4.50%, 1/15/2029 (a)	6,405	4,337
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	220
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	86
Sprint Capital Corp.
6.88%, 11/15/2028	148	157
8.75%, 3/15/2032	14,410	17,229
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	6,890	5,658
7.72%, 6/04/2038	3,920	3,297
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,541
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	7,000	5,014
		259,069
Electric Utilities — 0.7%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,526
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,165
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (e)	1,300	1,268
7.13%, 2/11/2025 (e)	6,800	6,362
8.45%, 8/10/2028 (e)	4,400	4,037

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	9,164	7,468
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	7,697
6.38%, 5/15/2043 (e)	690	523
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (a)	4	4
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,266
5.75%, 1/15/2028	9,307	8,911
5.25%, 6/15/2029 (a)	1,144	1,054
3.63%, 2/15/2031 (a)	6,585	5,266
PG&E Corp. 5.00%, 7/1/2028	1,225	1,130
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (e)	2,000	1,909
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	551	533
5.63%, 2/15/2027 (a)	4,229	4,091
5.00%, 7/31/2027 (a)	12,908	12,116
4.38%, 5/1/2029 (a)	2,226	1,992
		68,318
Electrical Equipment — 0.1%
Sensata Technologies BV
5.63%, 11/1/2024 (a)	80	80
4.00%, 4/15/2029 (a)	11,647	10,137
		10,217
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC
4.25%, 4/1/2028	10,708	9,674
3.25%, 2/15/2029	1,200	1,018
Coherent Corp. 5.00%, 12/15/2029 (a)	8,165	7,206
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,874	4,316
3.75%, 2/15/2031 (a)	4,180	3,477
		25,691
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	1,826	1,767
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,943	4,063
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,575	3,436
Nabors Industries, Inc. 5.75%, 2/1/2025	414	397
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	3,376	3,306
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	293	286
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	3,339	3,239
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	227	220
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	192	189
Transocean, Inc. 11.50%, 1/30/2027 (a)	981	993
		17,896

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (b)	2,694	1,007
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,318	1,297
5.63%, 3/15/2026 (a)	3,148	2,984
6.50%, 5/15/2027 (a)	12,036	12,059
4.75%, 10/15/2027 (a)	13,337	12,037
3.75%, 1/15/2028 (a)	315	276
Netflix, Inc.
4.88%, 4/15/2028	3,080	2,992
5.88%, 11/15/2028	8,585	8,673
6.38%, 5/15/2029	2,500	2,579
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	116	100
3.88%, 7/15/2030 (a)	7,475	6,478
3.00%, 2/15/2031 (a)	2,030	1,682
		52,164
Equity Real Estate Investment Trusts (REITs) — 0.6%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	4,863	4,547
5.00%, 7/15/2028 (a)	3,527	3,207
4.88%, 9/15/2029 (a)	1,925	1,693
RHP Hotel Properties LP
4.75%, 10/15/2027	15,221	13,904
4.50%, 2/15/2029 (a)	1,625	1,421
SBA Communications Corp. 3.13%, 2/1/2029	9,372	7,824
VICI Properties LP
4.63%, 6/15/2025 (a)	3,903	3,735
4.50%, 9/1/2026 (a)	1,000	936
4.25%, 12/1/2026 (a)	5,978	5,561
5.75%, 2/1/2027 (a)	3,610	3,498
3.75%, 2/15/2027 (a)	11,496	10,370
3.88%, 2/15/2029 (a)	1,950	1,712
4.63%, 12/1/2029 (a)	3,917	3,554
4.13%, 8/15/2030 (a)	740	641
		62,603
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	2,682	2,746
4.63%, 1/15/2027 (a)	8,053	7,450
5.88%, 2/15/2028 (a)	5,937	5,677
3.50%, 3/15/2029 (a)	8,849	7,371
4.88%, 2/15/2030 (a)	2,032	1,813
Cencosud SA (Chile) 6.63%, 2/12/2045 (e)	2,144	2,060
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	114

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
8.00%, 5/1/2031	870	900
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	2,168	2,168
5.50%, 10/15/2027 (a)	4,172	4,026
4.25%, 8/1/2029 (a)	3,541	3,147
Rite Aid Corp.
7.50%, 7/1/2025 (a)	7,843	5,892
8.00%, 11/15/2026 (a)	7,187	4,472
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	840
US Foods, Inc.
4.75%, 2/15/2029 (a)	2,075	1,849
4.63%, 6/1/2030 (a)	1,983	1,760
		52,293
Food Products — 0.4%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	6,125	5,417
4.38%, 1/31/2032 (a)	1,854	1,641
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	6,242	4,839
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,411	2,350
5.63%, 1/15/2028 (a)	8,703	8,303
4.63%, 4/15/2030 (a)	10,600	9,300
4.50%, 9/15/2031 (a)	2,075	1,768
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	2,175
TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,364	1,162
		36,955
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	4,147	4,023
5.88%, 8/20/2026	2,243	2,136
5.75%, 5/20/2027	1,637	1,562
		7,721
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	10,039	9,236
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,021	977
3.25%, 2/15/2029 (a)	12,805	11,251
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,258	9,679
5.25%, 10/1/2029 (a)	9,162	7,467
Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,565	1,453
		40,063
Health Care Providers & Services — 2.0%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	451	383

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,350
5.00%, 4/15/2029 (a)	165	152
Centene Corp.
4.25%, 12/15/2027	6,256	5,871
4.63%, 12/15/2029	23,282	21,648
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	10,240	9,450
5.63%, 3/15/2027 (a)	4,460	3,786
6.00%, 1/15/2029 (a)	4,016	3,351
6.88%, 4/15/2029 (a)	1,500	803
5.25%, 5/15/2030 (a)	6,844	5,219
DaVita, Inc. 3.75%, 2/15/2031 (a)	19,837	14,580
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,939
4.50%, 2/1/2028	10,659	9,585
4.75%, 2/1/2030	3,624	3,216
4.63%, 4/1/2031	2,602	2,246
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	325
HCA, Inc.
5.88%, 2/15/2026	9,816	9,896
5.63%, 9/1/2028	14,811	14,791
5.88%, 2/1/2029	18,710	18,837
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	6,770	5,555
6.63%, 4/1/2030 (a)	1,000	889
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	15,648	14,850
6.25%, 2/1/2027 (a)	16,348	15,661
5.13%, 11/1/2027 (a)	24,039	22,630
4.63%, 6/15/2028 (a)	5,963	5,337
6.13%, 6/15/2030 (a)	4,409	4,178
		197,528
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,803	1,735
5.00%, 5/15/2027 (a)	7,767	7,417
		9,152
Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	8,935	7,974
4.00%, 10/15/2030 (a)	4,595	3,870
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,513	4,016
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	6,682	6,604
8.13%, 7/1/2027 (a)	4,595	4,613

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.63%, 10/15/2029 (a)	4,368	3,658
Carnival Corp.
5.75%, 3/1/2027 (a)	4,000	2,974
9.88%, 8/1/2027 (a)	6,440	6,286
4.00%, 8/1/2028 (a)	3,391	2,823
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,256	2,349
Cedar Fair LP
5.50%, 5/1/2025 (a)	6,540	6,519
5.25%, 7/15/2029	3,675	3,210
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,907	3,882
5.75%, 5/1/2028 (a)	2,500	2,451
3.75%, 5/1/2029 (a)	5,804	5,151
4.00%, 5/1/2031 (a)	690	580
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	975	844
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	7,070	6,800
International Game Technology plc
6.50%, 2/15/2025 (a)	579	582
6.25%, 1/15/2027 (a)	3,445	3,424
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	16
4.50%, 6/15/2029 (a)	3,456	2,912
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	2,826
MGM Resorts International
6.75%, 5/1/2025	250	249
5.75%, 6/15/2025	6,048	5,906
4.63%, 9/1/2026	3,829	3,533
5.50%, 4/15/2027	1,850	1,744
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	430
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	4,143	4,443
11.63%, 8/15/2027 (a)	6,062	6,229
8.25%, 1/15/2029 (a)	3,657	3,712
9.25%, 1/15/2029 (a)	3,667	3,754
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	2,242	2,179
5.50%, 4/15/2027 (a)	13,937	12,584
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,884	1,889
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,935	4,353
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	8,647	8,638
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	5,574	5,351
5.25%, 5/15/2027 (a)	720	660
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,235	1,238
5.13%, 10/1/2029 (a)	17,205	14,953

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	4,573	4,184
3.63%, 3/15/2031	2,043	1,703
4.63%, 1/31/2032	2,779	2,459
		174,555
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,004	6,207
Newell Brands, Inc. 5.63%, 4/1/2036 (g)	2,780	2,380
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	10,435	8,651
		17,238
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,220	7,552
4.13%, 10/15/2030	5,745	4,783
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	12,553	10,945
4.38%, 3/31/2029 (a)	7,267	6,182
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,474	1,451
5.00%, 10/1/2029 (a)	7,976	6,811
5.50%, 7/15/2030 (a)	3,764	3,223
3.88%, 3/15/2031 (a)	3,105	2,321
		43,268
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,017	4,807
4.63%, 2/1/2029 (a)	1,000	863
5.00%, 2/1/2031 (a)	1,050	908
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (e)	5,610	5,063
		11,641
Insurance — 0.0% ^
Massachusetts Mutual Life Insurance Co. (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (f)	600	519
Internet & Direct Marketing Retail — 0.1%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	8,808	5,421
IT Services — 0.3%
Block, Inc.
2.75%, 6/1/2026	3,143	2,809
3.50%, 6/1/2031	7,585	6,155
Exela Intermediate LLC 11.50%, 7/15/2026 (a)	725	109
Gartner, Inc.
4.50%, 7/1/2028 (a)	12,083	11,375
3.75%, 10/1/2030 (a)	5,515	4,771
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,075	1,936
		27,155

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (a)	5,895	5,764
3.75%, 4/1/2029 (a)	1,339	1,173
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	10,291	7,821
		14,758
Machinery — 0.1%
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	6,445	5,544
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,309
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,828	3,474
		12,327
Marine — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,920	3,459
6.75%, 6/1/2034 (e)	2,667	2,353
		5,812
Media — 3.5%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	4,775	3,905
AMC Networks, Inc. 5.00%, 4/1/2024	1,086	1,036
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	3,633	925
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	21,810	18,797
7.75%, 4/15/2028 (a)	11,699	8,716
CSC Holdings LLC
7.50%, 4/1/2028 (a)	400	312
6.50%, 2/1/2029 (a)	29,286	26,689
5.75%, 1/15/2030 (a)	500	340
4.63%, 12/1/2030 (a)	5,819	3,690
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	4,545	739
Directv Financing LLC 5.88%, 8/15/2027 (a)	12,998	11,927
DISH DBS Corp.
5.00%, 3/15/2023	6,698	6,647
5.88%, 11/15/2024	56,150	53,357
7.75%, 7/1/2026	14,326	11,999
5.25%, 12/1/2026 (a)	14,940	12,826
DISH Network Corp. 11.75%, 11/15/2027 (a)	8,075	8,300
GCI LLC 4.75%, 10/15/2028 (a)	6,871	5,887
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,193	1,673
Gray Television, Inc.
5.88%, 7/15/2026 (a)	1,237	1,139
7.00%, 5/15/2027 (a)	4,212	3,870
4.75%, 10/15/2030 (a)	6,521	4,825
iHeartCommunications, Inc.
6.38%, 5/1/2026	7,174	6,785
8.38%, 5/1/2027	4,259	3,791
5.25%, 8/15/2027 (a)	13,176	11,734
4.75%, 1/15/2028 (a)	597	515

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Lamar Media Corp.
3.75%, 2/15/2028	810	732
4.88%, 1/15/2029	3,591	3,319
3.63%, 1/15/2031	410	341
Midcontinent Communications 5.38%, 8/15/2027 (a)	1,345	1,237
News Corp. 3.88%, 5/15/2029 (a)	7,517	6,681
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,883	13,091
4.75%, 11/1/2028 (a)	14,726	13,105
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	4,443	4,049
Paramount Global (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	1,712	1,430
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,185	2,677
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,329
4.13%, 12/1/2030 (a)	5,165	3,961
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	24,445	22,813
4.00%, 7/15/2028 (a)	10,645	9,408
5.50%, 7/1/2029 (a)	12,429	11,573
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,155	5,278
TEGNA, Inc.
4.63%, 3/15/2028	1,360	1,283
5.00%, 9/15/2029	2,792	2,611
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,149
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	330	318
6.63%, 6/1/2027 (a)	1,630	1,588
4.50%, 5/1/2029 (a)	7,249	6,171
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	3,685	3,151
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,581
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	190	188
5.13%, 4/15/2027 (a)	9,657	9,232
3.63%, 6/15/2029 (a)	3,146	2,658
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,438
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	969
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,337
		350,122
Metals & Mining — 0.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,729
6.13%, 5/15/2028 (a)	3,490	3,388
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (g)	200	201
Arconic Corp.
6.00%, 5/15/2025 (a)	4,645	4,575
6.13%, 2/15/2028 (a)	7,334	6,886
ATI, Inc. 5.88%, 12/1/2027	3,085	2,875

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,835
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	3,673	3,682
4.63%, 3/1/2029 (a)	3,797	3,322
4.88%, 3/1/2031 (a)	3,725	3,231
Constellium SE
5.88%, 2/15/2026 (a)	588	564
5.88%, 2/15/2026 (e)	1,294	1,242
5.63%, 6/15/2028 (a)	700	640
3.75%, 4/15/2029 (a)	1,000	822
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	4,300	4,069
FMG Resources August 2006 Pty. Ltd. (Australia) 4.38%, 4/1/2031 (a)	4,445	3,745
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	2,612	2,530
4.38%, 8/1/2028	1,840	1,690
4.25%, 3/1/2030	1,930	1,719
5.40%, 11/14/2034	98	91
5.45%, 3/15/2043	2,072	1,858
Glencore Finance Canada Ltd. 6.00%, 11/15/2041 (a)	685	649
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	4,015	3,531
4.50%, 6/1/2031 (a)	1,220	1,030
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (e)	2,900	2,676
Novelis Corp.
3.25%, 11/15/2026 (a)	1,811	1,618
4.75%, 1/30/2030 (a)	6,040	5,370
3.88%, 8/15/2031 (a)	3,035	2,489
		71,057
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	13,352
Series QIB, 4.50%, 9/1/2026 (a)	14,500	12,849
Series QIB, 4.50%, 3/15/2027 (a)	20,000	16,859
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	10,603
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	17,599
		71,262
Multiline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	13,200	12,711
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (e)	2,800	2,151
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (c) (d) (f)	5,803	5,382
		7,533
Oil, Gas & Consumable Fuels — 3.4%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (e)	2,304	2,149

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.75%, 6/15/2033 (a)	5,974	4,346
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	775	791
5.75%, 3/1/2027 (a)	4,434	4,234
5.75%, 1/15/2028 (a)	1,819	1,719
5.38%, 6/15/2029 (a)	8,154	7,522
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,895
7.63%, 2/1/2029 (a)	2,225	2,270
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (d) (f)	12,690	12,071
Buckeye Partners LP
4.13%, 3/1/2025 (a)	1,981	1,902
3.95%, 12/1/2026	5,855	5,167
4.13%, 12/1/2027	4,490	3,969
4.50%, 3/1/2028 (a)	1,972	1,750
5.60%, 10/15/2044	900	675
California Resources Corp. 7.13%, 2/1/2026 (a)	5,534	5,382
Cheniere Energy Partners LP
4.50%, 10/1/2029	5,350	4,911
4.00%, 3/1/2031	1,050	917
3.25%, 1/31/2032	2,329	1,895
Cheniere Energy, Inc. 4.63%, 10/15/2028	8,450	7,798
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	13,482	13,364
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	8,461	8,263
5.88%, 1/15/2030 (a)	2,425	2,234
Crestwood Midstream Partners LP
5.75%, 4/1/2025	4,894	4,771
5.63%, 5/1/2027 (a)	4,380	4,121
8.00%, 4/1/2029 (a)	4,462	4,495
DCP Midstream Operating LP
5.38%, 7/15/2025	3,290	3,249
5.63%, 7/15/2027	2,125	2,116
6.75%, 9/15/2037 (a)	124	127
5.60%, 4/1/2044	25	24
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,639	4,969
4.38%, 6/15/2031 (a)	5,035	4,344
Ecopetrol SA 5.88%, 5/28/2045	5,145	3,527
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,556	7,231
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (e)	1,732	1,674
4.88%, 3/30/2026 (e)	2,711	2,521
Energy Transfer LP
5.35%, 5/15/2045	740	637
5.30%, 4/15/2047	430	365

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,781	1,699
4.85%, 7/15/2026	1,340	1,280
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,323	2,277
6.50%, 7/1/2027 (a)	1,740	1,688
5.50%, 7/15/2028	2,225	2,062
4.50%, 1/15/2029 (a)	2,204	1,937
4.75%, 1/15/2031 (a)	6,428	5,411
Genesis Energy LP
6.50%, 10/1/2025	515	496
6.25%, 5/15/2026	1,675	1,553
8.00%, 1/15/2027	2,933	2,799
7.75%, 2/1/2028	2,735	2,610
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (e)	1,013	942
Gulfport Energy Corp.
8.00%, 5/17/2026	122	122
8.00%, 5/17/2026 (a)	5,245	5,228
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (h)	3,075	4
6.00%, 10/15/2024 ‡ (h)	6,189	8
6.38%, 1/15/2026 ‡ (h)	27	—
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	8,075	7,938
5.13%, 6/15/2028 (a)	3,685	3,469
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	75	68
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,398	3,193
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (e)	1,490	1,460
6.50%, 6/30/2027 (e)	5,000	4,874
6.75%, 6/30/2030 (e)	1,553	1,461
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (e)	3,800	3,325
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025 (e)	571	554
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	4,017	3,628
NuStar Logistics LP
5.75%, 10/1/2025	1,907	1,855
5.63%, 4/28/2027	5,987	5,630
6.38%, 10/1/2030	2,109	1,961
Occidental Petroleum Corp.
8.50%, 7/15/2027	2,762	3,011
6.38%, 9/1/2028	3,260	3,328
8.88%, 7/15/2030	3,152	3,613
6.63%, 9/1/2030	2,255	2,353
6.13%, 1/1/2031	2,412	2,447
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024 (e)	1,400	1,413
8.38%, 11/7/2028 (e)	3,200	3,248

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	14,000	11,550
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	3,706
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	7,100	6,710
5.35%, 2/12/2028	10,300	8,562
5.95%, 1/28/2031	15,950	11,927
6.38%, 1/23/2045	5,548	3,376
6.95%, 1/28/2060	10,150	6,397
Range Resources Corp.
5.00%, 3/15/2023	3,795	3,776
8.25%, 1/15/2029	4,810	5,018
4.75%, 2/15/2030 (a)	990	889
SM Energy Co.
6.75%, 9/15/2026	929	910
6.63%, 1/15/2027	2,903	2,845
Southwestern Energy Co.
5.70%, 1/23/2025 (g)	570	564
7.75%, 10/1/2027	160	165
8.38%, 9/15/2028	285	296
5.38%, 3/15/2030	6,226	5,854
4.75%, 2/1/2032	1,164	1,018
Sunoco LP
6.00%, 4/15/2027	1,265	1,247
4.50%, 5/15/2029	3,644	3,155
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	5,095	5,159
6.00%, 3/1/2027 (a)	2,655	2,524
5.50%, 1/15/2028 (a)	1,824	1,655
6.00%, 12/31/2030 (a)	750	679
6.00%, 9/1/2031 (a)	2,255	2,010
Targa Resources Partners LP
6.50%, 7/15/2027	4,596	4,621
5.00%, 1/15/2028	3,225	3,055
6.88%, 1/15/2029	2,240	2,301
5.50%, 3/1/2030	4,190	4,006
4.88%, 2/1/2031	2,025	1,844
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (f)	6,000	5,115
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	1,956
		341,230
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (e)	3,000	2,978
Personal Products — 0.3%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,770	12,975
4.13%, 4/1/2029 (a)	2,898	2,517
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	4,084	3,217

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Products — continued
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,088	3,853
3.75%, 4/1/2031 (a)	3,400	2,873
		25,435
Pharmaceuticals — 1.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	25,567	16,579
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	15,240	12,876
9.00%, 12/15/2025 (a)	22,090	15,905
5.75%, 8/15/2027 (a)	11,678	7,589
5.00%, 2/15/2029 (a)	20,177	8,498
5.25%, 1/30/2030 (a)	4,000	1,666
Catalent Pharma Solutions, Inc. 3.13%, 2/15/2029 (a)	1,440	1,177
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (g)	8,295	7,661
Endo Dac
5.88%, 10/15/2024 (a) (g)	700	554
9.50%, 7/31/2027 (a) (h)	135	19
Endo Luxembourg Finance Co. I Sarl 6.13%, 4/1/2029 (a) (g)	1,520	1,138
Jazz Securities DAC 4.38%, 1/15/2029 (a)	10,776	9,779
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a)	9,030	7,779
10.00%, 6/15/2029 (a)	167	86
Organon & Co.
4.13%, 4/30/2028 (a)	17,861	16,075
5.13%, 4/30/2031 (a)	3,905	3,465
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (g)	7,330	5,516
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,250
		118,612
Real Estate Management & Development — 0.0% ^
Realogy Group LLC 5.75%, 1/15/2029 (a)	1,515	1,159
Road & Rail — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,636	4,284
4.75%, 4/1/2028 (a)	7,410	6,510
5.38%, 3/1/2029 (a)	8,285	7,294
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (h)	2,755	234
6.00%, 1/15/2028 (h)	1,450	123
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,204
Hertz Corp. (The)
6.25%, 10/15/2022 (h)	185	5
5.50%, 10/15/2024 (h)	5,875	176
5.00%, 12/1/2029 (a)	11,036	8,758
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,331
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,000	2,012

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
7.50%, 9/15/2027 (a)	6,775	6,810
4.50%, 8/15/2029 (a)	5,664	4,931
		45,672
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,020	4,995
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	1,500	1,358
5.95%, 6/15/2030 (a)	1,850	1,728
Entegris, Inc.
4.38%, 4/15/2028 (a)	6,018	5,318
3.63%, 5/1/2029 (a)	2,046	1,698
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	12,231	10,845
		25,942
Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	578
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	3,695	2,767
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	5,959	5,356
4.88%, 7/1/2029 (a)	6,088	5,213
NCR Corp.
5.75%, 9/1/2027 (a)	5,255	5,110
5.00%, 10/1/2028 (a)	5,079	4,419
5.13%, 4/15/2029 (a)	8,177	7,034
6.13%, 9/1/2029 (a)	4,566	4,429
5.25%, 10/1/2030 (a)	951	802
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	14,030	13,409
		49,117
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,665	3,316
4.63%, 11/15/2029 (a)	3,346	2,919
4.75%, 3/1/2030	2,672	2,284
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	884
5.25%, 2/1/2028	57	52
7.50%, 6/15/2029	3,254	3,265
6.75%, 7/1/2036	4,560	4,004
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,275
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,195	1,686
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,120	3,495
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,517	7,985
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,141	5,167
PetSmart, Inc.
4.75%, 2/15/2028 (a)	17,600	16,080
7.75%, 2/15/2029 (a)	8,982	8,308

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	10,286	9,193
6.13%, 7/1/2029 (a)	3,420	2,837
Staples, Inc.
7.50%, 4/15/2026 (a)	11,533	10,289
10.75%, 4/15/2027 (a)	4,249	3,107
		87,146
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman 3.13%, 7/15/2029	5,160	4,005
Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,100	1,761
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	10,470	8,428
		10,189
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	1,230	969
4.54%, 8/15/2047	910	660
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,189
		2,818
Trading Companies & Distributors — 0.6%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,128	8,628
Imola Merger Corp. 4.75%, 5/15/2029 (a)	19,488	17,393
United Rentals North America, Inc.
5.50%, 5/15/2027	4,720	4,657
4.88%, 1/15/2028	10,195	9,778
3.88%, 2/15/2031	1,117	961
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	9,279	9,395
7.25%, 6/15/2028 (a)	6,106	6,186
		56,998
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil)
7.50%, 12/31/2031 (a)	1,171	1,084
7.50%, 12/31/2031 (e)	4,603	4,259
		5,343
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico) 5.38%, 4/4/2032 (a)	2,937	2,698
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,332	5,887
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (e)	3,139	2,273
Millicom International Cellular SA (Colombia)
5.13%, 1/15/2028 (e)	3,240	2,924
6.25%, 3/25/2029 (a)	900	853
Sprint LLC
7.13%, 6/15/2024	6,897	7,043

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
7.63%, 2/15/2025	7,969	8,255
7.63%, 3/1/2026	24,900	26,188
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,494
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	3,300	3,288
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	7,225	5,437
		66,340
Total Corporate Bonds (Cost $3,769,088)		3,353,180
Commercial Mortgage-Backed Securities — 25.6%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 ‡ (a) (i)	600	492
Acrc (France) 5.25%, 11/15/2026 ‡ (a)	35,000	33,600
Areit Frn 2.75%, 8/17/2026 ‡ (a) (i)	29,000	27,840
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	7,500	7,119
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 ‡ (a)	8,795	6,204
Series 2019-BN16, Class F, 3.85%, 2/15/2052 ‡ (a) (i)	3,000	1,724
Series 2019-BN17, Class D, 3.00%, 4/15/2052 ‡ (a)	2,800	1,975
Series 2019-BN17, Class E, 3.00%, 4/15/2052 ‡ (a)	2,500	1,640
Series 2019-BN21, Class E, 2.50%, 10/17/2052 ‡ (a)	8,600	5,293
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,494
Series 2019-BN23, Class XA, IO, 0.81%, 12/15/2052 (i)	38,740	1,456
Series 2020-BN29, Class D, 2.50%, 11/15/2053 ‡ (a)	5,000	3,186
Series 2020-BN29, Class E, 2.50%, 11/15/2053 ‡ (a)	3,500	2,017
Series 2020-BN30, Class D, 2.50%, 12/15/2053 ‡ (a) (i)	5,231	3,289
Series 2020-BN30, Class E, 2.50%, 12/15/2053 ‡ (a) (i)	4,145	2,296
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 ‡ (a)	2,149	1,478
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 ‡ (a) (i)	1,000	743
Series 2017-BNK5, Class C, 4.33%, 6/15/2060 ‡ (i)	2,050	1,767
Series 2018-BN14, Class XB, IO, 0.18%, 9/15/2060 (i)	132,263	618
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (a)	3,000	2,134
Series 2018-BN14, Class F, 3.94%, 9/15/2060 ‡ (a)	1,000	524
Series 2018-BN10, Class D, 2.60%, 2/15/2061 ‡ (a)	1,500	1,034
Series 2018-BN12, Class D, 3.00%, 5/15/2061 ‡ (a)	1,250	848
Series 2019-BN19, Class XA, IO, 1.08%, 8/15/2061 (i)	22,023	1,061
Series 2018-BN13, Class D, 3.00%, 8/15/2061 ‡ (a)	2,000	1,289
Series 2018-BN15, Class E, 3.00%, 11/15/2061 ‡ (a)	2,000	1,274
Series 2019-BN18, Class E, 3.00%, 5/15/2062 ‡ (a)	2,150	1,400
Series 2019-BN20, Class XA, IO, 0.94%, 9/15/2062 (i)	50,088	2,112
Series 2019-BN20, Class D, 2.50%, 9/15/2062 ‡ (a)	6,721	4,467
Series 2019-BN20, Class E, 2.50%, 9/15/2062 ‡ (a)	8,600	5,286
Series 2019-BN24, Class XA, IO, 0.76%, 11/15/2062 (i)	99,419	3,536
Series 2019-BN22, Class D, 2.50%, 11/15/2062 ‡ (a)	4,250	2,819
Series 2019-BN24, Class D, 2.50%, 11/15/2062 ‡ (a)	7,380	4,889
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063 (i)	81,032	3,802
Series 2020-BN25, Class E, 2.50%, 1/15/2063 ‡ (a)	4,250	2,576

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-BN26, Class D, 2.50%, 3/15/2063 ‡ (a)	3,250	2,074
Series 2020-BN26, Class E, 2.50%, 3/15/2063 ‡ (a)	5,520	3,267
Series 2021-BN34, Class XA, IO, 1.09%, 6/15/2063 (i)	173,632	9,873
Series 2021-BN33, Class XA, IO, 1.17%, 5/15/2064 (i)	134,683	7,808
Series 2021-BN33, Class D, 2.50%, 5/15/2064 ‡ (a)	3,700	2,272
Series 2021-BN33, Class E, 2.50%, 5/15/2064 ‡ (a)	3,850	2,160
Series 2021-BN33, Class C, 3.30%, 5/15/2064 ‡	7,609	5,541
Series 2021-BN35, Class XB, IO, 0.70%, 6/15/2064 (i)	40,000	1,620
Series 2021-BN35, Class XA, IO, 1.15%, 6/15/2064 (i)	27,841	1,668
Series 2021-BN35, Class E, 2.50%, 6/15/2064 ‡ (a) (i)	5,300	2,911
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 ‡ (a)	8,451	5,976
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 6.31%, 3/15/2037 ‡ (a) (i)	6,000	4,500
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (i)	30,040	1,986
Series 2021-C11, Class XA, IO, 1.50%, 9/15/2054 (i)	161,443	12,555
BBCMS MORTGAGE TRUST Series 2017-C1, Class D, 3.71%, 2/15/2050 ‡ (a) (i)	1,000	749
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 ‡ (a)	2,000	1,310
Series 2018-B1, Class C, 4.30%, 1/15/2051 ‡ (i)	1,000	779
Series 2018-B2, Class XA, IO, 0.57%, 2/15/2051 (i)	42,170	628
Series 2018-B5, Class C, 4.76%, 7/15/2051 ‡ (i)	3,500	2,967
Series 2018-B8, Class D, 3.00%, 1/15/2052 ‡ (a)	3,050	2,064
Series 2019-B9, Class F, 3.92%, 3/15/2052 ‡ (a) (i)	6,000	3,474
Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (a)	1,900	1,289
Series 2020-B16, Class E, 2.50%, 2/15/2053 ‡ (a)	7,250	4,342
Series 2020-B21, Class E, 2.00%, 12/17/2053 ‡ (a)	2,500	1,318
Series 2019-B14, Class E, 2.50%, 12/15/2062 ‡ (a)	3,000	1,794
Series 2019-B15, Class E, 2.75%, 12/15/2072 ‡ (a)	9,150	5,381
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 4A, PO, 5/25/2052 (a)	5,000	3,125
Series 2019-FRR1, Class 1A1, 6.52%, 5/25/2052 (a) (i)	3,868	3,847
Series 2019-FRR1, Class 1A5, 8.22%, 5/25/2052 (a) (i)	2,138	2,125
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 (a)	22,815	19,164
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 (a)	10,499	6,232
BX
Series 2021-MFM1, Class E, 6.12%, 1/15/2034 ‡ (a) (i)	3,250	3,009
Series 2021-MFM1, Class F, 6.87%, 1/15/2034 ‡ (a) (i)	2,000	1,848
BX Commercial Mortgage Trust
Series 2020-VIV4, Class X, IO, 0.82%, 11/10/2042 (a) (i)	211,200	8,818
Series 2020-VIV4, Class A, 2.84%, 3/9/2044 (a)	15,000	12,060
Series 2020-VIV2, Class C, 3.66%, 3/9/2044 (a) (i)	10,175	7,970
Series 2020-VIVA, Class D, 3.67%, 3/11/2044 ‡ (a) (i)	11,000	8,087
BX Trust Series 2022-PSB, Class E, 10.13%, 8/15/2039 ‡ (a) (i)	7,376	7,314
California Housing Finance Agency Series 2021-2, Class X, IO, 0.82%, 3/25/2035 (i)	64,084	3,648
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 ‡ (a)	2,300	1,332
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡ (a)	10,400	8,117

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class CK45, 1.40%, 2/28/2025 ‡ (a) (i)	12,500	10,799
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 ‡ (a)	8,200	5,932
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 ‡ (a)	20,000	14,241
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡ (a)	6,700	4,728
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡ (a)	2,500	1,778
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡ (a)	6,970	3,710
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	4,930
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡ (a)	14,000	7,581
Series 2021-FRR1, Class BK58, 2.48%, 9/29/2029 ‡ (a) (i)	11,000	9,064
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 ‡ (i)	3,000	2,575
Series 2017-CD3, Class D, 3.25%, 2/10/2050 ‡ (a)	700	466
Series 2017-CD4, Class D, 3.30%, 5/10/2050 ‡ (a)	1,550	1,163
Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (a)	266	194
Series 2017-CD6, Class C, 4.37%, 11/13/2050 ‡ (i)	914	782
Series 2018-CD7, Class D, 3.26%, 8/15/2051 ‡ (a) (i)	1,629	1,127
Series 2019-CD8, Class XB, IO, 0.85%, 8/15/2057 (a) (i)	78,512	2,952
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049 ‡	1,000	885
Series 2016-C6, Class C, 4.33%, 11/10/2049 ‡ (i)	800	672
Series 2016-C6, Class D, 4.33%, 11/10/2049 ‡ (a) (i)	1,900	1,445
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 ‡ (a)	4,359	3,156
Series 2017-B1, Class E, 3.30%, 8/15/2050 ‡ (a) (i)	2,809	1,708
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (a) (i)	4,500	4,467
Series 2012-GC8, Class D, 4.94%, 9/10/2045 ‡ (a) (i)	1,875	1,666
Series 2013-GC17, Class C, 5.25%, 11/10/2046 ‡ (i)	2,000	1,895
Series 2014-GC23, Class C, 4.58%, 7/10/2047 ‡ (i)	6,500	6,106
Series 2014-GC25, Class D, 3.55%, 10/10/2047 ‡ (a)	3,750	3,282
Series 2015-GC29, Class D, 3.11%, 4/10/2048 ‡ (a)	4,500	3,796
Series 2015-GC31, Class D, 4.17%, 6/10/2048 ‡ (i)	3,800	3,070
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡ (a)	2,285	1,894
Series 2016-P4, Class C, 4.10%, 7/10/2049 ‡ (i)	5,624	4,825
Series 2016-C2, Class D, 3.25%, 8/10/2049 ‡ (a) (i)	1,500	1,106
Series 2016-C2, Class C, 4.03%, 8/10/2049 ‡ (i)	7,434	6,411
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (a)	1,294	878
Series 2017-C4, Class D, 3.00%, 10/12/2050 ‡ (a)	5,453	3,923
Series 2019-GC43, Class E, 3.00%, 11/10/2052 ‡ (a)	5,287	3,382
Series 2020-GC46, Class E, 2.60%, 2/15/2053 ‡ (a)	4,500	2,737
Series 2019-GC41, Class B, 3.20%, 8/10/2056	3,000	2,437
Series 2015-GC33, Class D, 3.17%, 9/10/2058 ‡	8,000	6,333
Series 2015-GC33, Class E, 4.73%, 9/10/2058 ‡ (a) (i)	4,330	2,832
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.75%, 2/10/2037 ‡ (a) (i)	1,630	1,439
Series 2020-CBM, Class E, 3.75%, 2/10/2037 ‡ (a) (i)	2,670	2,287
Series 2020-CBM, Class F, 3.75%, 2/10/2037 ‡ (a) (i)	17,870	14,975
Series 2013-CR8, Class D, 4.03%, 6/10/2046 ‡ (a) (i)	750	710

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2013-CR13, Class E, 5.04%, 11/10/2046 ‡ (a) (i)	1,500	1,116
Series 2014-UBS2, Class D, 5.15%, 3/10/2047 ‡ (a) (i)	3,210	2,831
Series 2014-LC15, Class D, 5.17%, 4/10/2047 ‡ (a) (i)	3,500	3,226
Series 2014-CR19, Class E, 4.35%, 8/10/2047 ‡ (a) (i)	6,000	5,098
Series 2014-CR19, Class D, 4.85%, 8/10/2047 ‡ (a) (i)	2,500	2,256
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (a)	4,760	3,904
Series 2014-LC17, Class D, 3.69%, 10/10/2047 ‡ (a)	25,708	22,659
Series 2014-CR21, Class D, 4.07%, 12/10/2047 ‡ (a) (i)	2,600	2,157
Series 2015-LC19, Class D, 2.87%, 2/10/2048 ‡ (a)	3,000	2,547
Series 2015-CR22, Class D, 4.21%, 3/10/2048 ‡ (a) (i)	4,174	3,620
Series 2015-CR23, Class D, 4.42%, 5/10/2048 ‡ (i)	1,490	1,256
Series 2015-LC21, Class E, 3.25%, 7/10/2048 ‡ (a)	3,000	1,997
Series 2015-LC21, Class D, 4.47%, 7/10/2048 ‡ (i)	4,200	3,569
Series 2015-CR24, Class D, 3.46%, 8/10/2048 ‡ (i)	1,458	1,200
Series 2015-CR25, Class D, 3.92%, 8/10/2048 ‡ (i)	1,000	810
Series 2015-CR27, Class D, 3.60%, 10/10/2048 ‡ (a) (i)	2,072	1,707
Series 2015-LC23, Class D, 3.72%, 10/10/2048 ‡ (a) (i)	2,000	1,707
Series 2015-LC23, Class E, 3.72%, 10/10/2048 ‡ (a) (i)	3,500	2,819
Series 2016-CR28, Class E, 4.26%, 2/10/2049 ‡ (a) (i)	3,588	2,933
Series 2016-DC2, Class C, 4.82%, 2/10/2049 ‡ (i)	2,500	2,259
Series 2016-COR1, Class XB, IO, 0.58%, 10/10/2049 (a) (i)	27,554	399
Series 2016-COR1, Class C, 4.47%, 10/10/2049 ‡ (i)	1,000	887
Series 2013-CR11, Class D, 5.28%, 8/10/2050 ‡ (a) (i)	3,402	3,249
Series 2018-COR3, Class D, 2.96%, 5/10/2051 ‡ (a) (i)	3,250	2,204
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	4,905
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.71%, 11/15/2048 ‡ (i)	3,298	2,712
Series 2016-C5, Class D, 3.79%, 11/15/2048 ‡ (a) (i)	2,750	2,101
Series 2018-CX11, Class C, 5.00%, 4/15/2051 ‡ (i)	6,734	5,837
Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (i)	5,500	4,461
Series 2019-C17, Class D, 2.50%, 9/15/2052 ‡ (a)	5,500	3,412
Series 2019-C18, Class XB, IO, 0.25%, 12/15/2052 (i)	61,932	621
Series 2019-C18, Class XA, IO, 1.19%, 12/15/2052 (i)	51,677	2,432
Series 2021-C20, Class E, 2.25%, 3/15/2054 ‡ (a)	5,659	3,137
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (i)	9,468	8,406
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	12,636	9,703
DBGS Mortgage Trust Series 2018-C1, Class D, 3.03%, 10/15/2051 ‡ (a) (i)	1,000	716
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.61%, 8/10/2049 ‡ (a) (i)	2,950	2,139
Series 2016-C3, Class E, 4.36%, 8/10/2049 ‡ (a) (i)	1,250	839
Series 2017-C6, Class D, 3.32%, 6/10/2050 ‡ (a) (i)	1,800	1,340
FHLMC Multiclass Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (i)	15,068	1,389
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	3,886
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (i)	20,000	2,429
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (i)	31,381	5,156
Series 2021-P011, Class X1, IO, 1.80%, 9/25/2045 (i)	10,277	1,305
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (i)	56,675	7,515

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 6.90%, 7/25/2041 (a) (i)	14,070	12,104
Series 2021-MN2, Class B1, 9.05%, 7/25/2041 (a) (i)	2,000	1,609
Series 2021-MN1, Class M1, 5.55%, 1/25/2051 (a) (i)	803	749
Series 2021-MN1, Class M2, 7.30%, 1/25/2051 (a) (i)	14,640	13,034
Series 2021-MN1, Class B1, 11.30%, 1/25/2051 (a) (i)	2,100	1,955
Series 2021-MN3, Class B1, 10.37%, 11/25/2051 (a) (i)	3,500	3,020
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.40%, 7/25/2023 (i)	6,168	8
Series K729, Class X1, IO, 0.47%, 10/25/2024 (i)	16,502	80
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (i)	95,118	957
Series K731, Class X3, IO, 2.18%, 5/25/2025 (i)	11,529	561
Series K733, Class X3, IO, 2.26%, 1/25/2026 (i)	17,500	931
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (i)	37,443	703
Series K734, Class X3, IO, 2.24%, 7/25/2026 (i)	33,910	2,123
Series K737, Class X1, IO, 0.75%, 10/25/2026 (i)	146,656	2,794
Series KC04, Class X1, IO, 1.41%, 12/25/2026 (i)	47,615	1,387
Series K064, Class X3, IO, 2.21%, 5/25/2027 (i)	18,830	1,438
Series KC05, Class X1, IO, 1.35%, 6/25/2027 (i)	104,005	3,205
Series K740, Class X1, IO, 0.84%, 9/25/2027 (i)	14,908	438
Series K741, Class X1, IO, 0.66%, 12/25/2027 (i)	52,374	1,236
Series K742, Class X1, IO, 0.87%, 3/25/2028 (i)	28,984	829
Series K742, Class X3, IO, 2.69%, 4/25/2028 (i)	16,000	1,753
Series K075, Class X3, IO, 2.20%, 5/25/2028 (i)	5,471	500
Series K080, Class X1, IO, 0.26%, 7/25/2028 (i)	83,959	648
Series K745, Class X1, IO, 0.77%, 8/25/2028 (i)	15	—
Series K086, Class X1, IO, 0.39%, 11/25/2028 (i)	31,060	412
Series K084, Class X3, IO, 2.31%, 11/25/2028 (i)	19,450	2,076
Series K090, Class X1, IO, 0.85%, 2/25/2029 (i)	7	—
Series K096, Class X3, IO, 2.11%, 7/25/2029 (i)	48,669	4,958
Series K100, Class X1, IO, 0.77%, 9/25/2029 (i)	177,226	6,449
Series K101, Class X3, IO, 1.95%, 10/25/2029 (i)	101,000	10,162
Series K090, Class X3, IO, 2.39%, 10/25/2029 (i)	152,080	17,296
Series K109, Class X1, IO, 1.70%, 4/25/2030 (i)	17,912	1,573
Series K111, Class X1, IO, 1.68%, 5/25/2030 (i)	19,903	1,785
Series K115, Class X1, IO, 1.43%, 6/25/2030 (i)	4,600	355
Series K113, Class X1, IO, 1.48%, 6/25/2030 (i)	63,766	5,131
Series K116, Class X1, IO, 1.53%, 7/25/2030 (i)	5	—
Series K121, Class XAM, IO, 1.29%, 11/25/2030 (i)	21,236	1,608
Series K124, Class XAM, IO, 1.03%, 1/25/2031 (i)	17,689	1,075
Series K129, Class XAM, IO, 1.33%, 5/25/2031 (i)	23,800	1,923
Series K129, Class X3, IO, 3.28%, 5/25/2031 (i)	34,500	6,732
Series K130, Class X1, IO, 1.14%, 6/25/2031 (i)	5	—
Series K131, Class X1, IO, 0.83%, 7/25/2031 (i)	3	—
Series K131, Class X3, IO, 3.05%, 9/25/2031 (i)	19,369	3,583
Series K159, Class X1, IO, 0.26%, 11/25/2033 (i)	56,333	649
Series KX04, Class XFX, IO, 1.82%, 1/25/2034 (i)	82,014	5,853
Series K-1511, Class X3, IO, 3.54%, 4/25/2034 (i)	10,261	2,605

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K723, Class X3, IO, 1.97%, 10/25/2034 (i)	6,842	105
Series K-1515, Class X1, IO, 1.64%, 2/25/2035 (i)	19,911	2,396
Series K153, Class X3, IO, 3.91%, 4/25/2035 (i)	9,945	2,392
Series K-1516, Class X1, IO, 1.63%, 5/25/2035 (i)	9	1
Series Q012, Class X, IO, 4.13%, 9/25/2035 (i)	33,343	6,538
Series K-1518, Class X1, IO, 0.96%, 10/25/2035 (i)	41,045	2,964
Series K155, Class X3, IO, 3.23%, 5/25/2036 (i)	5,560	1,246
Series K-1521, Class X1, IO, 1.10%, 8/25/2036 (i)	17,993	1,515
Series K-1510, Class X3, IO, 3.52%, 1/25/2037 (i)	27,488	6,759
Series K-1517, Class X3, IO, 3.40%, 8/25/2038 (i)	15,750	4,115
Series K-1518, Class X3, IO, 3.00%, 10/25/2038 (i)	26,265	6,249
Series K-1516, Class X3, IO, 3.57%, 10/25/2038 (i)	22,000	5,555
Series K-1519, Class X3, IO, 2.90%, 12/25/2038 (i)	17,700	4,088
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (i)	19,000	4,839
Series K-1521, Class X3, IO, 3.47%, 9/25/2039 (i)	10,834	3,108
Series K036, Class X3, IO, 2.18%, 12/25/2041 (i)	3,253	60
Series K041, Class X3, IO, 1.70%, 11/25/2042 (i)	4,580	119
Series K054, Class X3, IO, 1.65%, 4/25/2043 (i)	2,745	116
Series K047, Class X3, IO, 1.55%, 6/25/2043 (i)	3,400	113
Series K050, Class X3, IO, 1.61%, 10/25/2043 (i)	5,232	188
Series K051, Class X3, IO, 1.67%, 10/25/2043 (i)	4,995	193
Series K052, Class X3, IO, 1.67%, 1/25/2044 (i)	2,915	119
Series K726, Class X3, IO, 2.22%, 7/25/2044 (i)	36,795	1,033
Series K067, Class X3, IO, 2.19%, 9/25/2044 (i)	8,580	691
Series K727, Class X3, IO, 2.07%, 10/25/2044 (i)	15,000	447
Series K068, Class X3, IO, 2.13%, 10/25/2044 (i)	19,730	1,564
Series K059, Class X3, IO, 1.98%, 11/25/2044 (i)	8,000	498
Series K729, Class X3, IO, 2.03%, 11/25/2044 (i)	21,410	683
Series K724, Class X3, IO, 1.93%, 12/25/2044 (i)	4,930	84
Series K070, Class X3, IO, 2.11%, 12/25/2044 (i)	42,245	3,481
Series K730, Class X3, IO, 2.10%, 2/25/2045 (i)	47,270	1,753
Series K065, Class X3, IO, 2.26%, 7/25/2045 (i)	13,305	1,047
Series K728, Class X3, IO, 2.02%, 11/25/2045 (i)	8,775	321
Series K071, Class X3, IO, 2.08%, 11/25/2045 (i)	12,470	1,021
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	20,640	1,811
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	132,506	15,039
Series K087, Class X3, IO, 2.40%, 1/25/2046 (i)	89,384	9,798
Series K091, Class X3, IO, 2.36%, 4/25/2046 (i)	81,933	9,498
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	2,680	264
Series K079, Class X3, IO, 2.33%, 7/25/2046 (i)	9,000	911
Series K097, Class X3, IO, 2.09%, 9/25/2046 (i)	93,876	9,773
Series K081, Class X3, IO, 2.31%, 9/25/2046 (i)	29,425	3,045
Series K082, Class X3, IO, 2.29%, 10/25/2046 (i)	27,200	2,772
Series K083, Class X3, IO, 2.37%, 11/25/2046 (i)	15,000	1,602
Series K103, Class X3, IO, 1.91%, 12/25/2046 (i)	80,100	7,928
Series K102, Class X3, IO, 1.96%, 12/25/2046 (i)	69,791	6,965
Series K104, Class X3, IO, 1.96%, 2/25/2047 (i)	45,985	4,737
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	104,287	12,055

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K735, Class X3, IO, 2.23%, 5/25/2047 (i)	40,000	2,480
Series K093, Class X3, IO, 2.28%, 5/25/2047 (i)	136,528	15,191
Series K092, Class X3, IO, 2.33%, 5/25/2047 (i)	91,000	10,330
Series K094, Class X3, IO, 2.20%, 7/25/2047 (i)	35,331	3,864
Series K095, Class X3, IO, 2.17%, 8/25/2047 (i)	91,253	9,841
Series K736, Class X3, IO, 2.08%, 9/25/2047 (i)	89,230	5,410
Series K116, Class X3, IO, 3.12%, 9/25/2047 (i)	23,000	3,950
Series K099, Class X3, IO, 2.02%, 10/25/2047 (i)	49,100	4,986
Series K098, Class X3, IO, 2.07%, 10/25/2047 (i)	145,702	14,924
Series K740, Class X3, IO, 2.57%, 11/25/2047 (i)	21,423	2,071
Series K737, Class X3, IO, 1.83%, 1/25/2048 (i)	74,853	4,328
Series K106, Class X3, IO, 1.99%, 3/25/2048 (i)	100,622	10,506
Series K105, Class X3, IO, 2.04%, 3/25/2048 (i)	118,746	12,938
Series K111, Class X3, IO, 3.29%, 4/25/2048 (i)	52,234	9,355
Series K108, Class X3, IO, 3.61%, 4/25/2048 (i)	75,067	14,323
Series K738, Class X3, IO, 3.43%, 5/25/2048 (i)	71,537	8,212
Series K109, Class X3, IO, 3.50%, 5/25/2048 (i)	17,170	3,212
Series K110, Class X3, IO, 3.52%, 6/25/2048 (i)	28,200	5,316
Series K112, Class X3, IO, 3.11%, 7/25/2048 (i)	47,630	7,832
Series K114, Class X3, IO, 2.83%, 8/25/2048 (i)	10,750	1,635
Series K130, Class X3, IO, 3.20%, 8/25/2048 (i)	7,934	1,535
Series K117, Class X3, IO, 2.97%, 10/25/2048 (i)	36,500	6,056
Series K120, Class X3, IO, 2.83%, 11/25/2048 (i)	38,372	6,125
Series K121, Class X3, IO, 2.87%, 11/25/2048 (i)	48,007	7,847
Series K739, Class X3, IO, 2.90%, 11/25/2048 (i)	39,675	4,235
Series K122, Class X3, IO, 2.72%, 1/25/2049 (i)	36,631	5,587
Series K743, Class X3, IO, 3.06%, 6/25/2049 (i)	5,000	640
Series Q014, Class X, IO, 2.79%, 10/25/2055 (i)	5,541	1,047
FNMA ACES
Series 2015-M1, Class X2, IO, 0.60%, 9/25/2024 (i)	19,516	141
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (i)	72,307	41
Series 2019-M28, Class XAV3, IO, 1.28%, 2/25/2027 (i)	33,450	1,000
Series 2017-M8, Class X, IO, 0.20%, 5/25/2027 (i)	49,053	182
Series 2020-M10, Class X7, IO, 1.81%, 11/25/2027 (i)	40,022	2,692
Series 2020-M26, Class X3, IO, 1.82%, 1/25/2028 (i)	27,892	1,572
Series 2020-M4, Class 1X2, IO, 0.84%, 2/25/2028 (i)	14,300	453
Series 2020-M4, Class 1X3, IO, 1.12%, 2/25/2028 (i)	78,406	3,331
Series 2020-M33, Class X, IO, 2.00%, 6/25/2028 (i)	29,540	1,999
Series 2019-M30, Class X4, IO, 1.07%, 8/25/2028 (i)	40,396	964
Series 2020-M10, Class X6, IO, 1.50%, 8/25/2028 (i)	18,181	1,186
Series 2019-M31, Class X, IO, 1.42%, 9/25/2028 (i)	31,557	1,759
Series 2019-M30, Class X1, IO, 0.38%, 11/25/2028 (i)	91,191	1,051
Series 2020-M10, Class X3, IO, 1.41%, 11/25/2028 (i)	62,186	3,710
Series 2020-M10, Class X5, IO, 1.55%, 11/25/2028 (i)	55,462	3,785
Series 2019-M12, Class X, IO, 0.70%, 6/25/2029 (i)	149,805	3,219
Series 2019-M19, Class X2, IO, 0.74%, 9/25/2029 (i)	86,563	2,925
Series 2019-M32, Class X2, IO, 1.22%, 10/25/2029 (i)	28,499	1,598
Series 2019-M30, Class X2, IO, 0.18%, 12/25/2029 (i)	101,355	354

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M3, Class X1, IO, 0.45%, 2/25/2030 (i)	17,828	380
Series 2019-M28, Class XA2, IO, 0.65%, 2/25/2030 (i)	23,653	678
Series 2019-M28, Class XA3, IO, 1.04%, 2/25/2030 (i)	42,243	1,979
Series 2020-M6, Class XD, IO, 1.13%, 2/25/2030 (i)	8,121	375
Series 2020-M19, Class X1, IO, 0.52%, 5/25/2030 (i)	29,585	696
Series 2020-M7, Class X, IO, 1.12%, 7/25/2030 (i)	34,753	1,817
Series 2020-M10, Class X1, IO, 1.91%, 12/25/2030 (i)	109,378	11,261
Series 2021-M16, Class X, IO, 0.77%, 1/1/2031 (i)	118,583	3,477
Series 2019-M21, Class X2, IO, 1.42%, 2/25/2031 (i)	73,561	5,760
Series 2020-M22, Class X, IO, 0.99%, 3/25/2031 (i)	76,852	3,646
Series 2020-M39, Class X2, IO, 1.66%, 8/25/2031 (i)	42,628	2,858
Series 2022-M2, Class X2, IO, 0.30%, 1/25/2032 (i)	66,116	1,013
Series 2020-M21, Class XA, IO, 1.15%, 3/25/2032 (i)	71,632	4,981
Series 2020-M26, Class X1, IO, 0.69%, 4/25/2032 (i)	23,387	826
Series 2020-M47, Class X1, IO, 0.73%, 10/25/2032 (i)	64,378	1,868
Series 2020-M31, Class X1, IO, 0.96%, 10/25/2032 (i)	94,273	3,362
Series 2019-M30, Class X5, IO, 0.42%, 5/25/2033 (i)	129,006	2,418
Series 2019-M31, Class X1, IO, 1.18%, 4/25/2034 (i)	40,008	2,941
Series 2018-M15, Class X, IO, 0.81%, 1/25/2036 (i)	8,344	303
Series 2020-M6, Class XL, IO, 1.21%, 11/25/2049 (i)	32,313	1,135
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.13%, 4/25/2032 (i)	93,242	5,124
FREMF Mortgage Trust
Series 2017-KF29, Class B, 7.35%, 2/25/2024 (a) (i)	110	110
Series 2017-KF32, Class B, 6.35%, 5/25/2024 (a) (i)	219	217
Series 2017-KF35, Class B, 6.55%, 8/25/2024 (a) (i)	128	125
Series 2017-KF38, Class B, 6.30%, 9/25/2024 (a) (i)	172	169
Series 2017-KF41, Class B, 6.30%, 11/25/2024 (a) (i)	125	124
Series 2018-KL2B, Class CB, 3.83%, 1/25/2025 (a) (i)	15,000	14,964
Series 2018-KF49, Class B, 5.70%, 6/25/2025 (a) (i)	244	230
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (a) (i)	2,520	2,329
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (i)	15,000	13,532
Series 2018-KF51, Class C, 9.80%, 8/25/2025 (a) (i)	5,605	5,556
Series 2017-KL1P, Class BP, 3.48%, 10/25/2025 (a) (i)	11,000	10,413
Series 2019-KL4F, Class BAS, 4.44%, 10/25/2025 (a) (i)	7,998	7,378
Series 2018-KF53, Class B, 5.85%, 10/25/2025 (i)	492	488
Series 2018-KSL1, Class C, 3.83%, 11/25/2025 (a) (i)	15,000	13,273
Series 2018-KBX1, Class C, 3.69%, 1/25/2026 (a) (i)	7,500	6,042
Series 2019-KC03, Class B, 4.52%, 1/25/2026 (a) (i)	7,000	6,529
Series 2019-KF58, Class B, 5.95%, 1/25/2026 (a) (i)	338	309
Series 2019-KC06, Class B, 3.95%, 9/25/2026 (a) (i)	7,609	6,740
Series 2016-KF24, Class B, 8.80%, 10/25/2026 (a) (i)	76	77
Series 2020-KF74, Class B, 5.95%, 1/25/2027 (a) (i)	2,110	2,091
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (i)	9,625	8,087
Series 2017-KF33, Class B, 6.35%, 6/25/2027 (a) (i)	3,885	4,091
Series 2017-KF40, Class B, 6.50%, 11/25/2027 (a) (i)	124	122
Series 2018-KHG1, Class C, 3.94%, 12/25/2027 (a) (i)	26,000	22,570
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	7,942
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	140,682	486

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	70
Series 2018-KW06, Class B, 4.38%, 6/25/2028 (a) (i)	6,326	5,777
Series 21K-F116, Class CS, 9.44%, 6/25/2028 (a) (i)	42,903	43,219
Series 2018-KF50, Class B, 5.70%, 7/25/2028 (a) (i)	145	143
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (i)	11,071	9,033
Series 2018-KSW4, Class C, 8.80%, 10/25/2028 (i)	4,605	4,309
Series 2018-KF56, Class B, 6.25%, 11/25/2028 (a) (i)	711	700
Series 2019-KW08, Class B, 4.39%, 1/25/2029 (a) (i)	16,320	14,850
Series 2019-KF57, Class B, 6.05%, 1/25/2029 (a) (i)	1,464	1,421
Series 2019-KBF3, Class C, 8.55%, 1/25/2029 (a) (i)	9,049	8,467
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,496
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (i)	3,600	3,190
Series 2019-KF59, Class B, 6.15%, 2/25/2029 (a) (i)	532	514
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (i)	3,000	2,674
Series 2019-KF61, Class B, 6.00%, 4/25/2029 (a) (i)	2,882	2,861
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	258,655	1,099
Series 2019-KW09, Class B, 4.15%, 5/25/2029 (a) (i)	15,670	13,731
Series 2019-KF63, Class B, 6.15%, 5/25/2029 (a) (i)	4,964	4,927
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	13,341
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	96
Series 2019-KC05, Class B, 4.30%, 7/25/2029 (a) (i)	16,737	14,028
Series 2019-KF65, Class B, 6.20%, 7/25/2029 (a) (i)	3,865	3,330
Series 2019-KF66, Class B, 6.20%, 7/25/2029 (a) (i)	2,712	2,648
Series 2019-KF67, Class B, 6.05%, 8/25/2029 (a) (i)	3,405	3,373
Series 2019-KF70, Class B, 6.10%, 9/25/2029 (a) (i)	1,110	1,101
Series 2019-KF71, Class B, 6.10%, 10/25/2029 (a) (i)	3,725	3,557
Series 2019-KF73, Class B, 6.25%, 11/25/2029 (a) (i)	8,946	8,876
Series 2020-KF75, Class B, 6.05%, 12/25/2029 (a) (i)	2,907	2,753
Series 2020-KF76, Class B, 6.55%, 1/25/2030 (a) (i)	2,247	2,143
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	7,709
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	149,115	535
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	75
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (i)	1,000	817
Series 2017-K153, Class B, PO, 4/25/2032 (a)	8,000	3,643
Series 2018-K158, Class B, 4.42%, 10/25/2033 (a) (i)	1,750	1,521
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	609
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	148,981	1,017
Series 2016-K53, Class B, 4.16%, 3/25/2049 (a) (i)	69	65
Series 2017-K61, Class C, 3.82%, 12/25/2049 (a) (i)	1,000	908
Series 2017-K70, Class C, 3.94%, 12/25/2049 (a) (i)	3,000	2,704
Series 2017-K728, Class B, 3.77%, 11/25/2050 (a) (i)	250	240
Series 2017-K728, Class C, 3.77%, 11/25/2050 (a) (i)	105	100
Series 2019-K734, Class C, 4.19%, 2/25/2051 (a) (i)	4,150	3,867
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	18,992
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	486,759	1,760
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	452
Series 2020-K737, Class B, 3.42%, 1/25/2053 (a) (i)	3,750	3,420

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, 2/27/2048 ‡ (a)	9,400	7,721
Series 2018-C1, Class BK43, 2.81%, 2/27/2048 ‡ (a) (i)	12,434	11,269
Series 2018-C1, Class A725, 2.59%, 2/27/2050 (a) (i)	1,000	936
Series 2018-C1, Class B725, 2.95%, 2/27/2050 ‡ (a) (i)	2,225	2,047
GNMA
Series 2012-88, Class DI, IO, 0.50%, 8/16/2046 (i)	7,872	56
Series 2013-72, IO, 0.57%, 11/16/2047 (i)	35,156	489
Series 2014-9, IO, 0.30%, 2/16/2048 (i)	10,229	78
Series 2014-172, IO, 0.44%, 1/16/2049 (i)	18,632	269
Series 2015-48, IO, 0.91%, 2/16/2050 (i)	337	8
Series 2013-15, IO, 0.55%, 8/16/2051 (i)	5,832	101
Series 2013-80, IO, 0.73%, 3/16/2052 (i)	6,130	93
Series 2013-35, IO, 0.33%, 1/16/2053 (i)	7,007	52
Series 2012-125, IO, 0.17%, 2/16/2053 (i)	15,545	70
Series 2013-7, IO, 0.30%, 5/16/2053 (i)	51,651	425
Series 2012-89, IO, 0.15%, 12/16/2053 (i)	9,535	13
Series 2012-115, IO, 0.38%, 4/16/2054 (i)	27,204	257
Series 2014-124, Class IE, IO, 0.36%, 5/16/2054 (i)	8,370	95
Series 2013-48, IO, 0.35%, 7/16/2054 (i)	4,752	52
Series 2014-130, Class IB, IO, 0.24%, 8/16/2054 (i)	712	7
Series 2014-186, IO, 0.37%, 8/16/2054 (i)	1,376	15
Series 2013-194, IO, 0.37%, 9/16/2054 (i)	6,008	55
Series 2015-104, IO, 0.10%, 5/16/2055 (i)	7,847	76
Series 2013-178, IO, 0.04%, 6/16/2055 (i)	16,488	58
Series 2016-102, IO, 0.66%, 10/16/2055 (i)	8,339	190
Series 2014-135, IO, 0.42%, 1/16/2056 (i)	31,220	579
Series 2015-59, IO, 0.89%, 6/16/2056 (i)	7,116	206
Series 2016-97, IO, 0.96%, 7/16/2056 (i)	15,937	694
Series 137, IO, 0.52%, 10/16/2056 (i)	7,128	208
Series 2016-143, IO, 0.86%, 10/16/2056	16,106	662
Series 2017-53, IO, 0.53%, 11/16/2056 (i)	19,172	645
Series 2017-76, IO, 0.79%, 12/16/2056 (i)	7,004	299
Series 2014-110, IO, 0.18%, 1/16/2057 (i)	6,468	64
Series 2014-89, IO, 0.31%, 1/16/2057 (i)	10,444	144
Series 2016-177, IO, 0.52%, 1/16/2057 (i)	23,244	616
Series 2015-114, IO, 0.37%, 3/15/2057 (i)	51,817	852
Series 2015-172, IO, 0.62%, 3/16/2057 (i)	6,846	156
Series 2017-72, IO, 0.63%, 4/16/2057 (i)	36,951	1,448
Series 2016-13, IO, 0.77%, 4/16/2057 (i)	8,575	269
Series 2015-188, IO, 0.30%, 7/16/2057 (i)	23,647	333
Series 2015-115, IO, 0.48%, 7/16/2057 (i)	2,675	58
Series 2016-40, IO, 0.61%, 7/16/2057 (i)	20,038	469
Series 2016-36, IO, 0.69%, 8/16/2057 (i)	4,689	135
Series 2017-146, IO, 0.51%, 9/16/2057 (i)	20,130	631
Series 2017-151, IO, 0.75%, 9/16/2057 (i)	10,344	415
Series 2017-173, IO, 0.81%, 9/16/2057 (i)	8,138	351
Series 2016-105, IO, 0.69%, 10/16/2057 (i)	7,592	249

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 64, IO, 0.74%, 11/16/2057 (i)	28,437	1,277
Series 2016-157, IO, 0.89%, 11/16/2057 (i)	18,462	804
Series 2016-71, Class QI, IO, 0.94%, 11/16/2057 (i)	42,154	1,754
Series 2016-56, IO, 1.00%, 11/16/2057 (i)	15,627	660
Series 2016-133, IO, 0.75%, 12/16/2057 (i)	24,942	761
Series 2016-96, IO, 0.77%, 12/16/2057 (i)	24,155	861
Series 2016-94, IO, 0.83%, 12/16/2057 (i)	1,886	63
Series 2016-35, IO, 0.71%, 3/16/2058 (i)	10,835	370
Series 2016-130, IO, 0.77%, 3/16/2058 (i)	22,547	751
Series 2016-92, IO, 0.59%, 4/16/2058 (i)	398	12
Series 2016-119, IO, 0.77%, 4/16/2058 (i)	71,562	2,182
Series 2016-151, IO, 0.85%, 6/16/2058 (i)	49,152	1,909
Series 2017-41, IO, 0.60%, 7/16/2058 (i)	6,052	178
Series 2016-87, IO, 0.66%, 8/16/2058 (i)	17,382	500
Series 2017-16, IO, 0.49%, 9/16/2058 (i)	14,735	348
Series 2017-3, IO, 0.55%, 9/16/2058 (i)	20,734	582
Series 2016-175, IO, 0.70%, 9/16/2058 (i)	15,560	525
Series 2017-81, IO, 0.66%, 12/16/2058 (i)	4,920	182
Series 2017-54, IO, 0.68%, 12/16/2058 (i)	5,367	208
Series 2017-70, IO, 0.40%, 2/16/2059 (i)	4,625	154
Series 2018-45, IO, 0.54%, 3/16/2059 (i)	14,191	533
Series 2017-105, IO, 0.53%, 5/16/2059 (i)	15,853	608
Series 2017-23, IO, 0.61%, 5/16/2059 (i)	11,293	398
Series 2017-35, IO, 0.64%, 5/16/2059 (i)	8,003	307
Series 2017-51, IO, 0.65%, 5/16/2059 (i)	5,332	196
Series 2017-86, IO, 0.68%, 5/16/2059 (i)	3,528	136
Series 2017-148, IO, 0.56%, 7/16/2059 (i)	13,875	479
Series 2017-69, IO, 0.67%, 7/16/2059 (i)	5,409	209
Series 2017-126, IO, 0.64%, 8/16/2059 (i)	23,751	889
Series 2017-171, IO, 0.65%, 9/16/2059 (i)	2,272	90
Series 2018-57, IO, 0.44%, 10/16/2059 (i)	67,391	2,405
Series 2018-4, IO, 0.56%, 10/16/2059 (i)	4,800	176
Series 2017-157, IO, 0.50%, 12/16/2059 (i)	10,735	355
Series 2018-9, IO, 0.44%, 1/16/2060 (i)	89,958	2,883
Series 2019-135, IO, 0.75%, 2/16/2060 (i)	17,559	852
Series 2019-67, IO, 0.84%, 2/16/2060 (i)	10,166	539
Series 2018-106, IO, 0.63%, 4/16/2060 (i)	6,871	334
Series 2018-119, IO, 0.66%, 5/16/2060 (i)	8,009	441
Series 2018-85, IO, 0.55%, 7/16/2060 (i)	9,074	393
Series 2018-98, IO, 0.45%, 8/16/2060 (i)	37,661	1,308
Series 2019-9, IO, 0.88%, 8/16/2060 (i)	12,705	681
Series 2020-184, IO, 0.91%, 11/16/2060 (i)	9,567	633
Series 2019-114, IO, 1.08%, 2/16/2061 (i)	31,281	2,018
Series 2021-82, Class TA, IF, IO, 0.33%, 4/16/2061 (i)	70,475	5,099
Series 2019-32, IO, 0.60%, 5/16/2061 (i)	51,818	2,484
Series 2021-95, Class TA, IF, IO, 0.33%, 6/1/2061 (i)	55,067	4,205
Series 2021-123, Class SA, IF, IO, 0.33%, 6/16/2061 (i)	47,366	2,209
Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (i)	4,567	252

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-155, IO, 0.52%, 7/16/2061 (i)	109,798	4,859
Series 2021-153, Class SA, IF, IO, 0.33%, 8/16/2061 (i)	53,759	3,998
Series 2021-178, Class SA, IF, IO, 0.86%, 10/16/2061 (i)	79,646	6,629
Series 2021-218, IO, 0.96%, 10/16/2061 (i)	16,242	1,218
Series 2020-28, IO, 0.82%, 11/16/2061 (i)	18,249	1,087
Series 2020-56, IO, 0.97%, 11/16/2061 (i)	48,486	2,943
Series 2020-124, IO, 1.01%, 12/16/2061 (i)	9,624	698
Series 2019-130, IO, 0.67%, 1/16/2062 (i)	8,897	503
Series 2019-144, IO, 0.78%, 1/16/2062 (i)	15,360	930
Series 2020-40, IO, 0.88%, 1/16/2062 (i)	41,402	2,474
Series 2020-14, IO, 0.59%, 2/16/2062 (i)	95,771	4,590
Series 2020-2, IO, 0.59%, 3/16/2062 (i)	51,874	2,349
Series 2020-27, IO, 0.69%, 3/16/2062 (i)	26,518	1,351
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (i)	50,140	3,086
Series 2020-94, IO, 0.97%, 3/16/2062 (i)	68,930	4,419
Series 2020-110, IO, 1.01%, 3/16/2062 (i)	28,846	1,865
Series 2020-143, IO, 1.12%, 3/16/2062 (i)	25,526	1,860
Series 2020-73, IO, 1.25%, 3/16/2062 (i)	28,543	2,118
Series 2020-10, IO, 0.58%, 4/16/2062 (i)	34,947	1,630
Series 2020-23, IO, 0.66%, 4/16/2062 (i)	97,946	5,155
Series 2020-70, IO, 0.76%, 4/16/2062 (i)	49,885	2,770
Series 2020-38, IO, 0.82%, 4/16/2062 (i)	110,382	6,385
Series 2020-54, IO, 0.92%, 4/16/2062 (i)	167,865	10,428
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (i)	52,534	4,180
Series 2020-120, IO, 0.76%, 5/16/2062 (i)	8,667	520
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (i)	139,444	9,054
Series 2020-72, IO, 1.03%, 5/16/2062 (i)	112,141	7,720
Series 2020-50, IO, 0.49%, 6/16/2062 (i)	46,788	2,238
Series 2020-106, Class IC, IO, 0.80%, 6/16/2062 (i)	158,614	9,261
Series 2020-108, IO, 0.85%, 6/16/2062 (i)	34,692	2,122
Series 2020-118, IO, 0.89%, 6/16/2062 (i)	60,691	3,896
Series 2020-147, IO, 0.91%, 6/16/2062 (i)	176,140	11,882
Series 2020-169, IO, 0.85%, 7/16/2062 (i)	369,498	23,506
Series 2020-136, IO, 1.01%, 8/16/2062 (i)	55,705	3,965
Series 2020-161, IO, 1.05%, 8/16/2062 (i)	21,383	1,559
Series 2020-111, IO, 0.88%, 9/15/2062 (i)	17,450	1,070
Series 2020-158, IO, 0.77%, 9/16/2062 (i)	56,444	3,306
Series 2021-88, IO, 0.79%, 9/16/2062 (i)	281,718	17,700
Series 2020-114, IO, 0.80%, 9/16/2062 (i)	77,820	5,007
Series 2021-3, IO, 0.87%, 9/16/2062 (i)	207,160	13,793
Series 2020-192, IO, 0.95%, 9/16/2062 (i)	64,679	4,384
Series 2020-172, IO, 1.15%, 9/16/2062 (i)	41,716	3,239
Series 2021-102, IO, 0.84%, 10/16/2062 (i)	27,780	1,754
Series 2021-33, IO, 0.84%, 10/16/2062 (i)	187,046	12,263
Series 2021-71, IO, 0.87%, 10/16/2062 (i)	172,666	11,502
Series 2020-128, IO, 0.91%, 10/16/2062 (i)	58,674	3,957
Series 2020-159, IO, 1.00%, 10/16/2062 (i)	28,840	2,045
Series 2020-190, IO, 1.03%, 11/16/2062 (i)	61,861	4,654

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-48, Class HT, IF, IO, 0.33%, 12/16/2062 (i)	90,656	6,196
Series 2021-80, IO, 0.90%, 12/16/2062 (i)	65,047	4,771
Series 2020-150, IO, 0.96%, 12/16/2062 (i)	86,355	5,814
Series 2021-62, Class SA, IF, IO, 0.33%, 2/16/2063 (i)	118,827	1,747
Series 2021-40, IO, 0.82%, 2/16/2063 (i)	50,735	3,344
Series 2021-120, IO, 1.00%, 2/16/2063 (i)	54,644	4,185
Series 2020-145, IO, 0.73%, 3/16/2063 (i)	35,872	2,020
Series 2021-101, IO, 0.69%, 4/16/2063 (i)	87,536	5,066
Series 2021-106, IO, 0.86%, 4/16/2063 (i)	172,993	12,159
Series 2021-151, IO, 0.92%, 4/16/2063 (i)	107,122	7,677
Series 2021-168, IO, 0.80%, 5/16/2063 (i)	146,507	9,484
Series 2021-22, IO, 0.97%, 5/16/2063 (i)	55,221	3,896
Series 2021-10, IO, 0.98%, 5/16/2063 (i)	70,192	5,249
Series 2021-170, IO, 0.99%, 5/16/2063 (i)	15,488	1,165
Series 2021-141, Class SA, IF, IO, 0.33%, 6/16/2063 (i)	45,331	2,191
Series 2021-133, IO, 0.88%, 7/16/2063 (i)	89,953	6,226
Series 2021-181, IO, 0.97%, 7/16/2063 (i)	213,140	15,857
Series 2021-61, IO, 1.04%, 8/16/2063 (i)	43,318	3,162
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (i)	64,078	5,554
Series 2021-112, IO, 0.95%, 10/16/2063 (i)	18,336	1,336
Series 2021-148, IO, 1.06%, 10/16/2063 (i)	67,198	5,366
Series 2021-110, IO, 0.87%, 11/16/2063 (i)	2,881	203
Series 2021-180, IO, 0.90%, 11/16/2063 (i)	20,683	1,524
Series 2021-150, IO, 1.03%, 11/16/2063 (i)	29,210	2,294
Series 2021-185, IO, 1.10%, 11/16/2063 (i)	38,976	3,201
Series 2021-167, IO, 0.87%, 12/16/2063 (i)	65,243	4,727
Series 2022-7, Class SA, IF, IO, 0.33%, 2/16/2064 (i)	64,281	4,964
Series 2021-224, IO, 0.78%, 4/16/2064 (i)	82,692	5,638
Series 2022-134, IO, 0.51%, 6/16/2064 (i)	29,887	1,524
Series 2022-141, IO, 0.77%, 6/16/2064 (i)	20,755	1,472
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	33,215	2,634
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.63%, 11/10/2045 ‡ (a) (i)	400	396
Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (a)	3,550	3,330
Series 2013-GC12, Class D, 4.56%, 6/10/2046 ‡ (a) (i)	4,880	4,709
Series 2015-GC28, Class D, 4.45%, 2/10/2048 ‡ (a) (i)	2,000	1,762
Series 2015-GC32, Class D, 3.35%, 7/10/2048 ‡	4,521	3,790
Series 2016-GS3, Class C, 4.11%, 10/10/2049 ‡ (i)	3,250	2,828
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (a) (i)	5,547	4,069
Series 2015-GC30, Class D, 3.38%, 5/10/2050 ‡	4,000	3,359
Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (a)	4,950	3,199
Series 2019-GC42, Class D, 2.80%, 9/1/2052 ‡ (a)	11,880	8,066
Series 2019-GSA1, Class XB, IO, 0.42%, 11/10/2052 (i)	39,035	729
Series 2020-GC45, Class XA, IO, 0.78%, 2/13/2053 (i)	74,522	2,465
Series 2020-GC45, Class D, 2.85%, 2/13/2053 ‡ (a) (i)	3,000	2,011
Series 2020-GC45, Class E, 2.85%, 2/13/2053 ‡ (a) (i)	7,000	4,345
Series 2020-GC47, Class XA, IO, 1.24%, 5/12/2053 (i)	80,735	5,121
Series 2020-GSA2, Class XA, IO, 1.84%, 12/12/2053 (a) (i)	186,378	17,532

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 ‡ (a)	18,158	10,935
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 ‡ (a)	4,000	2,205
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (i)	3,284	3,149
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	7,000	6,790
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 9.73%, 10/15/2039 (a) (i)	8,760	8,632
Jackson Park Trust
Series 2019-LIC, Class E, 3.35%, 10/14/2039 ‡ (a) (i)	3,725	2,544
Series 2019-LIC, Class F, 3.35%, 10/14/2039 ‡ (a) (i)	28,015	18,377
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 ‡ (a)	3,000	2,729
Series 2014-C26, Class D, 4.02%, 1/15/2048 ‡ (a) (i)	1,100	929
Series 2015-C31, Class B, 4.78%, 8/15/2048 ‡ (i)	2,000	1,851
Series 2015-C31, Class C, 4.78%, 8/15/2048 ‡ (i)	5,000	4,550
Series 2015-C33, Class D2, 4.27%, 12/15/2048 ‡ (a) (i)	1,000	819
Series 2015-C33, Class C, 4.77%, 12/15/2048 (i)	3,350	2,975
Series 2016-C1, Class D1, 4.39%, 3/17/2049 ‡ (a) (i)	1,500	1,284
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.60%, 3/15/2050 (i)	31,917	575
Series 2017-JP5, Class C, 3.93%, 3/15/2050 ‡ (i)	3,000	2,392
Series 2017-JP5, Class D, 4.68%, 3/15/2050 ‡ (a) (i)	4,669	3,621
Series 2017-JP7, Class D, 4.53%, 9/15/2050 ‡ (a) (i)	367	290
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	1,500	1,307
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 ‡ (a)	9,875	6,632
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.17%, 12/15/2046 ‡ (a) (i)	2,750	2,592
Series 2015-JP1, Class C, 4.88%, 1/15/2049 ‡ (i)	1,000	903
Series 2016-JP3, Class D, 3.54%, 8/15/2049 ‡ (a) (i)	8,122	5,993
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 5.93%, 12/15/2037 ‡ (a) (i)	3,938	3,632
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (i)	88	38
MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 7.08%, 4/15/2038 ‡ (a) (i)	9,600	8,803
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.23%, 2/15/2047 ‡ (a) (i)	5,350	5,067
Series 2014-C15, Class D, 5.05%, 4/15/2047 ‡ (a) (i)	1,000	924
Series 2014-C16, Class B, 4.47%, 6/15/2047 ‡ (i)	11,000	10,403
Series 2014-C16, Class C, 4.91%, 6/15/2047 ‡ (i)	2,300	2,141
Series 2014-C17, Class C, 4.64%, 8/15/2047 ‡ (i)	4,000	3,734
Series 2014-C17, Class D, 4.88%, 8/15/2047 ‡ (a) (i)	9,393	8,512
Series 2014-C18, Class D, 3.39%, 10/15/2047 ‡ (a)	3,157	2,668
Series 2015-C27, Class E, 3.24%, 12/15/2047 ‡ (a) (i)	2,500	1,789
Series 2015-C27, Class F, 3.24%, 12/15/2047 ‡ (a) (i)	6,334	3,743
Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡ (a)	2,000	1,702
Series 2014-C19, Class E, 3.25%, 12/15/2047 ‡ (a)	6,500	4,651
Series 2014-C19, Class C, 4.00%, 12/15/2047 ‡	3,000	2,699
Series 2015-C20, Class D, 3.07%, 2/15/2048 ‡ (a)	5,086	4,388
Series 2015-C21, Class XA, IO, 0.99%, 3/15/2048 (i)	20,234	284
Series 2015-C21, Class B, 3.85%, 3/15/2048 ‡ (i)	4,000	3,537
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (a)	8,000	6,694
Series 2015-C26, Class D, 3.06%, 10/15/2048 ‡ (a)	4,000	3,223

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (i)	4,350	3,745
Series 2016-C31, Class C, 4.41%, 11/15/2049 ‡ (i)	1,000	814
Series 2015-C23, Class D, 4.28%, 7/15/2050 ‡ (a) (i)	1,500	1,277
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.48%, 12/15/2050 ‡ (i)	1,200	1,037
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (a) (i)	1,000	782
Series 2016-UB11, Class C, 3.69%, 8/15/2049 ‡ (i)	2,000	1,713
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	2,958
Series 2020-L4, Class D, 2.50%, 2/15/2053 ‡ (a)	5,000	3,255
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (i)	19,569	1,997
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054 (i)	60,000	2,910
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	2,264
Series 2021-L5, Class C, 3.16%, 5/15/2054 ‡	6,000	4,200
Series 2021-L6, Class D, 2.50%, 6/15/2054 ‡ (a) (i)	13,685	8,279
Series 2021-L6, Class E, 2.50%, 6/15/2054 ‡ (a) (i)	5,500	3,067
Series 2021-L6, Class C, 3.58%, 6/15/2054 ‡ (i)	4,500	3,334
Series 2021-L7, Class E, 2.50%, 10/15/2054 ‡ (a)	8,091	4,435
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 ‡ (a)	13,337	10,750
Series 2019-PARK, Class J, 4.25%, 12/15/2036 ‡ (a)	20,000	16,417
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.29%, 10/25/2049 ‡ (a) (i)	29,922	27,605
Series 2020-01, Class M10, 7.79%, 3/25/2050 ‡ (a) (i)	37,380	34,216
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.67%, 12/18/2051 ‡ (a) (i)	8,000	6,199
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 ‡ (a) (i)	5,000	2,831
P4 SFR Series 2019-STL B9.25%, 10/11/2026 ‡	7,700	7,430
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.37%, 2/13/2053 (a) (i)	88,325	5,598
Series 2020-RR1, Class A2, 2.53%, 2/13/2053 (a)	1,759	1,741
Series 2020-RR1, Class B, 3.48%, 2/13/2053 ‡ (a)	11,440	9,344
Series 2020-RR1, Class C, 3.98%, 2/13/2053 ‡ (a) (i)	4,750	3,768
Series 2020-RR1, Class D, 4.19%, 2/13/2053 ‡ (a) (i)	9,750	7,185
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048 ‡	2,000	1,742
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050 ‡	5,330	4,437
Series 2017-C2, Class C, 4.30%, 8/15/2050 ‡ (i)	7,250	6,090
Series 2018-C11, Class XB, IO, 0.39%, 6/15/2051 (i)	100,000	1,754
Series 2018-C11, Class B, 4.71%, 6/15/2051 ‡ (i)	5,000	4,456
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	1,648	1,573
Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (a) (i)	125	106
Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (a) (i)	230	193
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (i)	1,772	1,646
Series 2019-1, Class M1, 3.94%, 3/25/2049 ‡ (a) (i)	3,690	3,197
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	3,476	3,278
Series 2021-1, Class M1, 1.79%, 5/25/2051 ‡ (a) (i)	3,442	2,701
Series 2021-1, Class M2, 2.26%, 5/25/2051 ‡ (a) (i)	2,212	1,707
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (i)	134	111

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-4, Class A, 2.52%, 12/26/2051 (a) (i)	3,185	2,695
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (i)	3,282	3,137
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (i)	5,610	5,393
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (i)	5,947	5,740
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (i)	92,950	4,801
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047 ‡ (a) (i)	7,952	6,857
Series 2015-C26, Class D, 3.59%, 2/15/2048 ‡ (a)	3,000	2,565
Series 2015-C27, Class C, 3.89%, 2/15/2048 ‡	3,500	3,049
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 ‡ (a) (i)	9,230	7,136
Series 2015-C29, Class D, 4.36%, 6/15/2048 ‡ (i)	4,000	3,456
Series 2016-C35, Class D, 3.14%, 7/15/2048 ‡ (a)	3,000	2,180
Series 2016-NXS6, Class B, 3.81%, 11/15/2049 ‡	450	400
Series 2017-RB1, Class D, 3.40%, 3/15/2050 ‡ (a)	1,500	1,086
Series 2017-C38, Class D, 3.00%, 7/15/2050 ‡ (a)	4,500	3,270
Series 2017-C42, Class D, 2.80%, 12/15/2050 ‡ (a) (i)	1,185	818
Series 2018-C44, Class XB, IO, 0.29%, 5/15/2051 (i)	70,000	622
Series 2018-C44, Class D, 3.00%, 5/15/2051 ‡ (a)	1,250	863
Series 2018-C46, Class D, 3.00%, 8/15/2051 ‡ (a)	1,890	1,181
Series 2019-C49, Class C, 4.87%, 3/15/2052 ‡ (i)	2,000	1,714
Series 2019-C52, Class XA, IO, 1.75%, 8/15/2052 (i)	15,745	1,136
Series 2020-C55, Class D, 2.50%, 2/15/2053 ‡ (a)	4,500	2,913
Series 2020-C55, Class E, 2.50%, 2/15/2053 ‡ (a)	6,850	3,855
Series 2021-C59, Class D, 2.50%, 4/15/2054 ‡ (a)	2,500	1,541
Series 2022-C62, Class C, 4.50%, 4/15/2055 (i)	3,950	2,919
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 ‡ (a)	2,000	1,643
Series 2015-NXS2, Class D, 4.42%, 7/15/2058 ‡ (i)	2,226	1,836
Series 2015-LC22, Class D, 4.71%, 9/15/2058 ‡ (i)	5,107	4,389
Series 2016-C32, Class D, 3.79%, 1/15/2059 ‡ (a) (i)	4,000	3,248
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.06%, 9/15/2057 ‡ (a) (i)	1,440	1,205
Total Commercial Mortgage-Backed Securities (Cost $3,049,468)		2,545,034
Asset-Backed Securities — 24.2%
ABFC Trust Series 2002-OPT1, Class M1, 5.14%, 5/25/2032 ‡ (i)	114	113
ACC, 0.25%, 12/15/2022 ‡	13,198	13,125
ACC Trust
Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	6,937	6,901
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	4,455	4,351
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	13,004	12,465
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	8,740
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 ‡ (a)	199	190
Series 2018-1, Class C, 6.65%, 12/2/2033 ‡ (a)	432	417
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	2,345	2,121
Series 2021-1H, Class B, 1.90%, 10/20/2040 ‡ (a)	2,884	2,533
Series 2021-1H, Class D, 3.58%, 10/20/2040 ‡ (a)	3,968	3,471

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.17%, 11/16/2026 (a)	6,826	6,516
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	301
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	2,237	2,120
Series 2022-A, Class 1D, 5.53%, 5/17/2027 ‡ (a)	8,505	8,031
Series 2022-A, Class 1E, 8.04%, 5/17/2027 ‡ (a)	9,040	8,448
Series 2022-A, Class E, 8.04%, 5/17/2027 ‡ (a)	7,840	7,326
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (a)	9,330	9,080
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	936	927
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	4,804	3,922
American Credit Acceptance Receivables Trust
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	13,050	12,624
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	9,848
Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	710	700
Series 2019-2, Class F, 5.81%, 6/12/2026 (a)	2,000	1,985
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	3,000	2,896
Series 2019-4, Class F, 5.37%, 9/14/2026 (a)	5,180	4,899
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	800	802
Series 2020-1, Class F, 4.75%, 11/13/2026 (a)	13,460	13,097
Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	5,000	4,775
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	4,500	4,236
Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	17,000	15,486
Series 2020-4, Class F, 5.22%, 8/13/2027 (a)	5,000	4,798
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	12,406	11,138
Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900	849
Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	5,425	4,843
Series 2021-4, Class E, 3.12%, 2/14/2028 (a)	14,800	12,484
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	3,205	2,871
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	10,316	9,046
Series 2021-3, Class F, 3.64%, 5/15/2028 (a)	10,175	9,088
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	8,433	7,928
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	7,853	7,115
Series 2021-4, Class F, 4.21%, 7/13/2028 (a)	5,250	4,440
Series 2022-3, Class C, 4.86%, 10/13/2028 (a)	2,078	1,998
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,333	4,161
Series 2022-1, Class F, 4.87%, 11/13/2028 (a)	4,482	3,994
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	1,700	1,719
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡ (a)	9,960	9,243
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡ (a)	10,005	9,171
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡ (a)	7,500	6,752
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (a)	2,325	2,048
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 ‡ (a)	18,177	15,866
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡ (a)	15,556	13,480
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 ‡ (a)	7,300	6,502
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡ (a)	5,310	4,622
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡ (a)	2,125	1,891
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡ (a)	2,125	1,927

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 ‡ (a)	9,913	8,728
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 ‡ (a)	9,913	8,845
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	4,443	4,391
Applebee's Funding LLC
Series 2019-1A, Class A2I, 4.19%, 6/5/2049 (a)	4,697	4,445
Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	8,005	7,263
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 ‡ (a)	7,400	6,792
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (a)	4,250	3,706
AREIT Trust Series 2021-CRE5, Class D, 6.56%, 11/17/2038 ‡ (a) (i)	12,500	11,756
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	4,122	4,089
Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,482
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	560	549
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	3,000	2,854
Series 2019-3A, Class B, 2.65%, 3/20/2026 (a)	3,000	2,773
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	20,500	17,276
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class AR, 5.36%, 4/19/2034 (a) (i)	12,000	11,630
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class A1R, 5.48%, 10/23/2034 (a) (i)	4,300	4,117
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class DR, 10.39%, 10/20/2031 ‡ (a) (i)	2,250	1,965
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	937	920
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 6.63%, 12/15/2038 ‡ (a) (i)	8,700	8,022
Series 2021-FL7, Class E, 7.28%, 12/15/2038 ‡ (a) (i)	225	202
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	4,047	3,668
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	3,385	3,002
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	4,110	3,855
Series 2021-1A, Class B, 2.92%, 4/15/2036 (a)	3,020	2,453
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	2,648	2,304
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡ (a)	1,030	979
Camden, 8.50%, 9/15/2031 ‡	7,093	6,738
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	926	913
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	5,545
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,773	2,442
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,474	3,248
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,978	2,607
Series 2020-1A, Class B1, 4.17%, 2/15/2050 ‡ (a)	3,500	3,190
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡ (a)	4,290	3,721
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡ (a)	4,510	3,649
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	6,022	4,738
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	565	564
Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	500	494
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	3,000	2,948
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	9,269

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	6,547
Series 2021-N1, Class C, 1.30%, 1/10/2028	3,844	3,588
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (i)	6,050	5,638
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 ‡ (g)	147	142
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	12,000	11,460
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	12,000	11,520
CIG Auto Receivables Trust Series 2019-1A, Class D, 4.85%, 5/15/2026 (a)	1,660	1,647
Conn's Receivables Funding LLC
Series 2021-A, Class A, 1.05%, 5/15/2026 (a)	336	335
Series 2021-A, Class B, 2.87%, 5/15/2026 ‡ (a)	1,980	1,942
Series 2021-A, Class C, 4.59%, 5/15/2026 ‡ (a)	1,800	1,704
Series 2022-A, Class B, 9.52%, 12/15/2026 ‡ (a)	2,900	2,872
Consumer Loan Underlying Bond Credit Trust
Series 2019-P2, Class C, 4.41%, 10/15/2026 ‡ (a)	914	906
Series 2020-P1, Class C, 4.61%, 3/15/2028 ‡ (a)	2,682	2,610
CoreVest American Finance Trust
Series 2019-1, Class E, 5.79%, 3/15/2052 ‡ (a) (i)	1,493	1,343
Series 2019-2, Class E, 5.42%, 6/15/2052 ‡ (a) (i)	5,576	4,764
Series 2019-3, Class XB, IO, 1.56%, 10/15/2052 (a) (i)	53,875	3,861
Series 2019-3, Class XA, IO, 2.20%, 10/15/2052 (a) (i)	26,955	816
Series 2019-3, Class D, 3.76%, 10/15/2052 ‡ (a)	8,689	7,115
Series 2019-3, Class E, 4.91%, 10/15/2052 ‡ (a) (i)	5,810	4,813
CPS Auto Receivables Trust
Series 2021-A, Class E, 2.53%, 3/15/2028 (a)	3,100	2,837
Series 2021-B, Class E, 3.41%, 6/15/2028 (a)	6,750	5,955
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	4,680	4,494
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	777
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	7,917	7,941
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	21,368
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 4.76%, 7/25/2034 ‡ (i)	558	544
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 ‡ (a)	3,800	3,173
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	290	282
Series 2019-1A, Class D, 5.25%, 2/20/2032 ‡ (a)	993	957
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	29,222	26,884
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,925	1,732
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	489	422
DRIVEN BRANDS FUNDING LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,851	3,416
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	287	286
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	9,470	9,340
Series 2019-2A, Class E, 4.46%, 5/15/2026 (a)	2,300	2,262
Series 2019-4A, Class E, 3.93%, 10/15/2026 (a)	13,080	12,622
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,633	2,413
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	2,022	1,864

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,750	10,281
Series 2020-2A, Class E, 7.17%, 6/15/2027 (a)	6,880	6,789
Series 2020-3A, Class E, 3.62%, 10/15/2027 (a)	5,300	4,925
Series 2021-1A, Class E, 2.38%, 1/18/2028 (a)	2,000	1,823
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	6,500	5,845
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	9,815	9,839
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	3,405	2,845
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	3,100	2,797
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	313	301
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡ (a)	1,085	992
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡ (a)	3,067	2,705
Exeter Automobile Receivables Trust
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	223	223
Series 2018-3A, Class F, 6.55%, 8/25/2025 (a)	5,130	5,114
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	3,555	3,351
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	36,335	35,144
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	35,090	33,878
Series 2020-2A, Class E, 7.19%, 9/15/2027 (a)	10,510	10,476
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	17,700	15,645
Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	33,320	30,277
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	28,717	24,995
Series 2022-2A, Class D, 4.56%, 7/17/2028	2,000	1,873
Series 2022-3A, Class D, 6.76%, 9/15/2028	13,600	13,228
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,113	1,030
Series 2022-6A, Class D, 8.03%, 4/6/2029 (j)	4,232	4,231
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	23,000	20,749
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,042
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,705
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 ‡ (a)	9,000	8,043
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 ‡ (a)	15,000	13,018
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 ‡ (a)	13,000	11,215
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡ (a)	7,333	6,020
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	833	820
Series 2020-1, Class D, 2.48%, 3/16/2026 (a)	4,000	3,745
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,179
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,519
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	3,747
FMC GMSR Issuer Trust
3.65%, 2/25/2024 (a) (i)	29,500	28,217
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (i)	7,000	6,106
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (i)	25,000	20,361
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡ (a) (i)	19,140	14,181
Series 2022-GT1, Class B, 7.17%, 4/25/2027 ‡ (a)	10,000	8,762
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	855	814

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	2,926
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 ‡ (a)	5,278	5,272
Series 2021-1CP, Class B, 1.41%, 3/20/2028 ‡ (a)	1,201	1,189
Series 2021-1CP, Class C, 2.83%, 3/20/2028 ‡ (a)	1,400	1,377
Series 2021-2, Class C, 1.94%, 6/19/2028 ‡ (a)	2,796	2,699
Series 2021-3FP, Class D, 2.37%, 11/20/2028 ‡ (a)	9,524	8,632
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (a)	8,450	8,269
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	10,000	9,989
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (i)	10,500	10,304
FTF, 8.00%, 8/15/2024 ‡	6,500	5,525
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	1,000	912
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class D, 4.52%, 2/17/2026 (a)	7,950	7,826
Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	700	677
Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	8,950	8,540
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,843
Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	15,750	15,093
Series 2020-3A, Class E, 4.31%, 7/15/2027 (a)	3,830	3,642
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	245	216
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	11,700	10,942
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,175	1,077
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,726
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	7,130	6,027
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	1,250	1,147
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 5.36%, 7/20/2031 (a) (i)	10,000	9,880
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	1,880	1,814
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	115	110
Hertz Vehicle Financing III LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	12,000	9,905
Hertz Vehicle Financing LLC
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	5,000	4,464
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	10,000	8,969
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	7,600	6,998
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 ‡ (a)	1,744	1,597
Series 2020-A, Class D, 5.50%, 10/9/2039 ‡ (a)	1,517	1,396
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 ‡ (a)	7,715	7,277
Series 2022-A, Class E, 8.00%, 5/15/2041 ‡ (a)	1,453	1,340
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 ‡ (a)	14,662	12,053
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	13,766
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	15,862
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	14,622
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	14,812
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	13,673
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	500	10,289
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	500	12,449

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	12,300
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	9,566
Series 2022-P5, Class CERT, 12.86%, 7/15/2037 ‡ (a)	800	26,664
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	700	23,100
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 ‡ (a)	8,511	8,019
Series 2021-A, Class D, 5.73%, 12/15/2028 ‡ (a)	11,540	10,685
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (a)	12,450	11,655
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡ (a)	27,348	24,978
Series 2021-B, Class D, 6.12%, 2/15/2029 ‡ (a)	2,000	1,809
Series 2022-A, Class D, 4.54%, 6/15/2029 ‡ (a)	32,000	26,852
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	557	543
Series 2022-C, Class C, 8.68%, 2/15/2030 ‡ (a)	1,577	1,571
LendingPoint Asset Securitization Trust
Series 2021-1, Class C, 4.94%, 4/15/2027 ‡ (a)	10,628	10,494
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	6,201
Lendmark Funding Trust
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡ (a)	3,040	2,688
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡ (a)	16,710	14,491
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,729	3,143
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,919	2,369
Series 2021-1A, Class C, 3.41%, 11/20/2031 ‡ (a)	1,312	1,040
Series 2021-1A, Class D, 5.05%, 11/20/2031 ‡ (a)	14,380	10,804
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	799
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	835
Series 2021-2A, Class D, 4.46%, 4/20/2032 ‡ (a)	15,000	10,999
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.33%, 6/15/2039 ‡ (a) (i)	22,600	20,946
Series 2021-FL1, Class E, 6.83%, 6/15/2039 ‡ (a) (i)	10,000	9,165
LL ABS Trust
Series 2020-1A, Class C, 6.54%, 1/17/2028 ‡ (a)	5,410	5,270
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	3,999	3,831
Series 2021-1A, Class B, 2.17%, 5/15/2029 ‡ (a)	2,269	2,053
Series 2021-1A, Class C, 3.54%, 5/15/2029 ‡ (a)	5,120	4,503
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	10,463	9,731
Series 2021-2A, Class C, 3.85%, 1/15/2029 ‡ (a)	8,895	8,071
Magnetite Ltd. (Cayman Islands) Series 2020-27A, Class ER, 10.24%, 10/20/2034 ‡ (a) (i)	7,000	6,109
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	5,120	4,530
Series 2021-BA, Class E, 4.68%, 11/20/2036 ‡ (a)	5,030	3,781
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 ‡ (a)	5,318	5,179
Series 2022-3A, Class B, 5.95%, 11/15/2032 ‡ (a)	2,250	2,194
Series 2022-3A, Class C, 6.89%, 11/15/2032 ‡ (a)	1,096	1,075
Series 2022-3A, Class D, 7.80%, 11/15/2032 ‡ (a)	2,550	2,496
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	27,276	26,417
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 ‡ (a)	2,550	2,100

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	13,809	13,055
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	6,425	5,848
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	5,370	4,759
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	14,289	12,640
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	29,698	25,892
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	16,134	14,208
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	4,976	4,552
Octane Receivables Trust Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	3,954	3,940
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (a)	2,685	2,441
Series 2021-1A, Class C, 2.97%, 5/17/2027 ‡ (a)	2,500	2,206
Series 2021-1A, Class D, 4.94%, 5/17/2027 ‡ (a)	2,027	1,770
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class A1, 4.65%, 3/14/2029 (a)	6,233	6,027
Series 2019-1A, Class D, 4.68%, 4/14/2031 (a)	4,500	4,048
OneMain Financial Issuance Trust
Series 2018-2A, Class D, 4.29%, 3/14/2033 ‡ (a)	1,500	1,407
Series 2020-2A, Class A, 1.75%, 9/14/2035 (a)	6,822	5,954
Series 2020-2A, Class B, 2.21%, 9/14/2035 ‡ (a)	4,000	3,390
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029 ‡	500	483
Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	8,400	8,350
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡ (a)	1,077	899
Series 2021-B, Class D, 5.41%, 5/8/2031 ‡ (a)	1,760	1,345
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	8,663	7,698
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡ (a)	1,057	1,012
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡ (a)	1,445	1,334
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	24,250
Pagaya AI Debt Selection Trust
Series 2020-3, Class C, 6.43%, 5/17/2027 ‡ (a)	3,396	3,320
Series 2021-1, Class B, 2.13%, 11/15/2027 ‡ (a)	4,998	4,665
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	11,339	10,294
Series 2021-3, Class C, 3.27%, 5/15/2029 ‡ (a)	37,967	31,729
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 4.88%, 10/15/2029 (a) (i)	5,227	5,151
Series 2021-4A, Class C, 6.68%, 10/15/2029 ‡ (a) (i)	8,877	8,353
Series 2021-4A, Class D, 9.08%, 10/15/2029 ‡ (a) (i)	12,000	10,384
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	1,378	1,287
Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	6,440	5,589
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 6.39%, 4/25/2023 (a) (i)	4,626	4,359
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 7.80%, 5/25/2027 (a) (i)	2,000	1,880
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.63%, 7/25/2035 ‡ (g)	139	132
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (g)	3,333	2,722
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 ‡ (a) (g)	5,000	4,379

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (g)	14,000	11,497
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 ‡ (a)	7,000	5,987
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡ (a)	5,000	4,374
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡ (a)	3,000	2,661
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 ‡ (a)	6,100	5,706
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 ‡ (a)	8,000	6,378
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 ‡ (a)	10,211	8,035
Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025 ‡ (a)	1,107	1,105
RAMP Trust Series 2002-RS2, Class AI5, 5.05%, 3/25/2032 ‡ (i)	53	48
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.50%, 12/27/2044 (a) (i)	6,836	6,484
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,000	5,550
Series 2020-1, Class D, 6.77%, 10/15/2030 ‡ (a)	2,410	2,122
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,141
Series 2021-1, Class B, 2.42%, 3/17/2031 ‡ (a)	895	770
Series 2021-1, Class C, 3.04%, 3/17/2031 (a)	2,500	2,098
Series 2021-1, Class D, 5.07%, 3/17/2031 ‡ (a)	2,600	2,130
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (g)	106	99
Series 2005-2, Class M1, 5.05%, 8/25/2035 ‡ (g)	429	369
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	107	99
Repo Buyer Series 2019-PC, 6.85%, 8/15/2024 ‡ (i)	3,999	3,804
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	5,961	5,216
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	2,857	2,692
Series 2021-A, Class D, 5.23%, 12/22/2031 ‡ (a)	930	733
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%, 9/15/2027	2,940	2,829
Series 2022-2, Class C, 3.76%, 7/16/2029	3,100	2,918
Series 7, Class C, 6.69%, 3/17/2031	493	497
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	813
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	7,324
SART
5.64%, 2/15/2024 ‡	1,001	991
5.01%, 4/15/2026 ‡	1,526	1,498
4.60%, 7/15/2026 ‡	1,888	1,817
SART CRR Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,904
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 ‡ (a)	2,354	2,015
Series 2022-1A, Class F, 6.00%, 7/20/2032 ‡ (a)	5,360	4,524
Series 2021-1A, Class E, 3.56%, 8/20/2032 ‡ (a)	3,300	2,998
Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡ (a)	20,757	18,901
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	693	629
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	260	244
Series 2019-2A, Class D, 4.54%, 5/20/2036 ‡ (a)	724	677

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-3A, Class D, 4.18%, 8/20/2036 ‡ (a)	1,612	1,505
Series 2020-2A, Class D, 6.59%, 7/20/2037 ‡ (a)	4,019	3,839
Series 2021-2A, Class D, 3.23%, 9/20/2038 ‡ (a)	2,147	1,941
Series 2022-3A, Class D, 10.52%, 7/20/2039 ‡ (a)	8,723	8,791
Series 2022-2A, Class D, 9.22%, 6/20/2040 ‡ (a)	5,193	5,060
Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026 ‡ (a)	2,551	2,471
Sonic Capital LLC Series 2021-1A, Class A2II, 2.64%, 8/20/2051 (a)	5,354	3,878
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	288	285
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (g)	7,500	6,293
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 9.99%, 12/29/2029 ‡ (a) (i)	1,940	1,744
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 5.02%, 9/25/2034 ‡ (i)	2	2
Tesla Auto Lease Trust
Series 2020-A, Class E, 4.64%, 8/20/2024 (a)	4,493	4,417
Series 2021-A, Class E, 2.64%, 3/20/2025 (a)	11,000	10,066
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	5,900	5,874
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	500	472
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	6,349	6,322
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	464
Tricon JV2 Series 2021-1 PC, 3.00%, 12/13/2023 ‡ (a)	4,980	4,830
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	4,248	3,729
Series 2016-1, Class B, 3.65%, 1/7/2026	3,515	3,166
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	896
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	1,664
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	3,021	2,808
Series 2021-PT1, Class A, HB, 20.86%, 9/20/2027 (a) (i)	5,012	4,717
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	2,082
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	3,008	2,795
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	1,414
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	2,031	1,883
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	1,623
Series 2021-PT2, Class A, HB, 21.27%, 11/20/2029 (a) (i)	7,419	7,030
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 (a) (i)	7,756	7,369
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	8,594	8,128
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 (a) (i)	2,956	2,798
Series 2022-PT2, Class A, 18.39%, 2/20/2030 (a) (i)	7,871	7,979
Series 2022-PT1, Class A, 18.43%, 2/20/2030 (a) (i)	8,656	8,787
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	4,024	3,764
Series 2022-PT3, Class A, 18.96%, 4/20/2030 (a) (i)	6,367	6,722
Series 2022-PT4, Class A, 17.80%, 5/20/2030 (a) (i)	5,468	5,556
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030 ‡ (a)	6,100	5,957
Series 2020-3, Class C, 6.25%, 11/20/2030 ‡ (a)	1,000	969
Series 2021-1, Class C, 4.06%, 3/20/2031 ‡ (a)	2,500	2,261
Series 2021-2, Class C, 3.61%, 6/20/2031 ‡ (a)	16,291	14,262
Series 2021-3, Class C, 3.28%, 7/20/2031 ‡ (a)	6,518	5,577

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-4, Class C, 3.19%, 9/20/2031 ‡ (a)	6,604	5,277
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	17,436	14,453
Series 2022-1, Class C, 5.71%, 3/20/2032 ‡ (a)	6,474	4,921
Series 2022-2, Class B, 6.10%, 5/20/2032 ‡ (a)	12,700	12,136
US Auto Funding
Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	706	703
Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	3,407	3,342
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	8,054	7,620
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	9,502
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	8,126	7,989
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (g)	5,500	4,517
vMobo, Inc.
7.46%, 7/18/2027 ‡	10,257	9,641
9.46%, 7/18/2027 ‡	20,486	19,667
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	12,488	11,052
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (g)	4,308	4,011
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 7.44%, 10/18/2031 ‡ (a) (i)	535	460
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (a)	1,773	1,696
Series 2019-AA, Class D, 4.03%, 6/15/2038 ‡ (a)	699	671
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡ (a)	4,263	4,203
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	1,070	995
Series 2021-2A, Class D, 1.23%, 12/15/2026 (a)	1,380	1,259
Series 2021-2A, Class E, 2.38%, 3/15/2027 (a)	1,700	1,517
Series 2022-1A, Class D, 3.49%, 3/15/2027 (a)	812	746
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	5,700	4,964
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	2,520	2,417
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,920	1,815
Series 2021-2A, Class F, 3.66%, 12/15/2027 (a)	2,975	2,613
ZAXBY'S FUNDING LLC Series 2021-1A, Class A2, 3.24%, 7/30/2051 (a)	6,710	5,446
Total Asset-Backed Securities (Cost $2,604,039)		2,407,028
Collateralized Mortgage Obligations — 9.7%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.23%, 5/25/2036 (i)	1,085	933
AG Mitt Frn, 0.00%, 9/15/2023 ‡ (a) (i)	13,158	12,829
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	20	19
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	14	14
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	18	14
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	50	40
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	343	298
Series 2005-J14, Class A3, 5.50%, 12/25/2035	234	154
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	483	265
Amden Homes Sf Frn 144a, 7.00%, 4/15/2026 ‡ (a)	16,936	16,598
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 ‡ (a) (i)	8,000	6,716
Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (a) (i)	2,470	1,941

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-6, Class B3, 5.94%, 11/25/2059 ‡ (a) (i)	1,250	1,043
Series 2020-1, Class B1, 3.76%, 12/25/2059 ‡ (a) (i)	1,550	1,306
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 ‡ (a) (i)	1,000	894
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 ‡ (a) (i)	1,000	759
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (i)	467	433
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.41%, 7/25/2037 (i)	762	532
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 3.54%, 8/25/2034 (i)	84	80
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 ‡ (g)	82	65
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 6.74%, 3/25/2029 ‡ (a) (i)	1,000	991
Series 2019-3A, Class B1, 6.54%, 7/25/2029 ‡ (a) (i)	1,000	984
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 (a) (g)	9,862	8,617
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.44%, 4/25/2046 (i)	791	641
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	35	31
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019 ‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	45	41
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.39%, 4/25/2031 (a) (i)	8,186	8,253
Series 2019-R01, Class 2B1, 8.37%, 7/25/2031 (a) (i)	4,606	4,480
Series 2019-R02, Class 1B1, 8.17%, 8/25/2031 ‡ (a) (i)	13,130	13,064
Series 2019-R04, Class 2B1, 9.29%, 6/25/2039 ‡ (a) (i)	4,310	4,274
Series 2019-R05, Class 1B1, 8.12%, 7/25/2039 ‡ (a) (i)	9,622	9,398
Series 2019-R06, Class 2B1, 7.79%, 9/25/2039 ‡ (a) (i)	31,974	31,015
Series 2019-R07, Class 1B1, 7.42%, 10/25/2039 ‡ (a) (i)	29,337	28,007
Series 2020-R02, Class 2B1, 7.02%, 1/25/2040 ‡ (a) (i)	2,834	2,395
Series 2020-R01, Class 1B1, 7.27%, 1/25/2040 ‡ (a) (i)	2,000	1,832
Series 2020-SBT1, Class 1B1, 10.77%, 2/25/2040 ‡ (a) (i)	2,300	2,043
Series 2021-R01, Class 1B1, 6.62%, 10/25/2041 ‡ (a) (i)	2,600	2,389
Series 2021-R03, Class 1B1, 6.27%, 12/25/2041 ‡ (a) (i)	6,000	5,344
Series 2022-R01, Class 1B1, 6.67%, 12/25/2041 ‡ (a) (i)	8,378	7,672
Series 2021-R03, Class 1B2, 9.02%, 12/25/2041 ‡ (a) (i)	3,000	2,531
Series 2022-R01, Class 1B2, 9.52%, 12/25/2041 ‡ (a) (i)	3,813	3,257
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.59%, 6/25/2035 (i)	185	130
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (g)	94	88
Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 7.34%, 4/25/2029 ‡ (a) (i)	6,240	5,946
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 ‡ (a) (i)	1,615	1,117
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 9.02%, 1/25/2034 (a) (i)	3,400	2,599
Series 2020-HQA3, Class B1, 9.77%, 7/25/2050 (a) (i)	10,000	10,220
Series 2020-DNA4, Class B1, 10.02%, 8/25/2050 (a) (i)	10,807	11,438
Series 2021-DNA1, Class B2, 8.27%, 1/25/2051 ‡ (a) (i)	6,400	4,729
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 7.72%, 12/25/2030 (a) (i)	1,000	981
Series 2018-HQA2, Class B1, 8.27%, 10/25/2048 (a) (i)	3,935	3,891
Series 2019-DNA1, Class B2, 14.77%, 1/25/2049 (a) (i)	8,135	8,617
Series 2019-DNA2, Class B1, 8.37%, 3/25/2049 (a) (i)	4,940	5,020

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-HQA2, Class B2, 15.27%, 4/25/2049 (a) (i)	5,000	5,151
Series 2019-DNA4, Class B2, 10.27%, 10/25/2049 (a) (i)	5,000	4,444
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 9.17%, 10/25/2029 (i)	11,000	11,563
Series 2017-HQA2, Class B1, 8.77%, 12/25/2029 (i)	2,500	2,533
Series 2017-DNA3, Class B1, 8.47%, 3/25/2030 (i)	7,100	7,259
Series 2017-HQA3, Class B1, 8.47%, 4/25/2030 (i)	1,000	1,006
Series 2018-DNA1, Class B1, 7.17%, 7/25/2030 (i)	1,680	1,630
Series 2018-HQA1, Class B1, 8.37%, 9/25/2030 (i)	39,415	39,125
Series 2021-DNA2, Class M2, 5.82%, 8/25/2033 (a) (i)	3,400	3,285
Series 2021-DNA2, Class B2, 9.52%, 8/25/2033 (a) (i)	9,500	7,743
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,588	98
Series 4149, IO, 3.00%, 1/15/2033	319	28
Series 4160, IO, 3.00%, 1/15/2033	869	75
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,209	139
Series 2916, Class S, IF, IO, 3.38%, 1/15/2035 (i)	1,667	133
Series 3145, Class GI, IF, IO, 2.73%, 4/15/2036 (i)	1,649	126
Series 4116, Class LS, IF, IO, 2.33%, 10/15/2042 (i)	234	26
Series 4495, Class PI, IO, 4.00%, 9/15/2043	240	22
Series 4321, Class PI, IO, 4.50%, 1/15/2044	292	45
Series 4670, Class TI, IO, 4.50%, 1/15/2044	371	38
Series 4550, Class DI, IO, 4.00%, 3/15/2044	176	18
Series 4612, Class QI, IO, 3.50%, 5/15/2044	311	46
Series 4612, Class PI, IO, 3.50%, 6/15/2044	29	5
Series 4657, Class QI, IO, 4.00%, 9/15/2044	292	28
Series 4585, Class JI, IO, 4.00%, 5/15/2045	308	46
Series 4628, Class PI, IO, 4.00%, 7/15/2045	202	27
Series 4599, Class SA, IF, IO, 2.13%, 7/15/2046 (i)	203	22
Series 4681, Class SD, IF, IO, 2.28%, 5/15/2047 (i)	424	53
Series 4694, Class SA, IF, IO, 2.23%, 6/15/2047 (i)	706	90
Series 4689, Class SD, IF, IO, 2.28%, 6/15/2047 (i)	626	82
Series 4707, Class SA, IF, IO, 2.28%, 8/15/2047 (i)	645	78
Series 4714, Class SA, IF, IO, 2.28%, 8/15/2047 (i)	499	60
Series 4746, Class SC, IF, IO, 2.28%, 1/15/2048 (i)	7,810	964
Series 4910, Class PI, IO, 5.00%, 7/25/2049	2,023	450
Series 4919, Class SH, IF, IO, 1.98%, 9/25/2049 (i)	10,825	978
Series 5011, Class MI, IO, 3.00%, 9/25/2050	38,944	6,278
Series 5023, Class HI, IO, 3.00%, 10/25/2050	10,951	1,771
Series 5052, Class EI, IO, 3.00%, 12/25/2050	31,428	5,136
Series 5072, Class BI, IO, 3.00%, 2/25/2051	38,558	6,208
Series 5143, Class PI, IO, 2.50%, 5/25/2051	3,185	406
Series 5143, Class Z, 2.50%, 5/25/2051	1,499	898
Series 5148, Class PI, IO, 2.50%, 10/25/2051	9,214	1,072
Series 5148, Class PZ, 2.50%, 10/25/2051	6,053	3,868
Series 5151, Class KZ, 2.50%, 10/25/2051	4,244	2,747
Series 5154, Class QI, IO, 2.50%, 10/25/2051	12,582	1,419
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,142	6,685

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5149, Class ZB, 3.00%, 10/25/2051	1,145	805
Series 4839, Class WS, IF, IO, 2.23%, 8/15/2056 (i)	26,542	3,330
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	153	8
Series 342, Class S7, IF, IO, 2.24%, 2/15/2045 (i)	7,982	862
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 9.02%, 7/25/2025 ‡ (i)	1,143	1,158
Series 2017-C01, Class 1B1, 9.77%, 7/25/2029 (i)	28,205	30,286
Series 2017-C02, Class 2B1, 9.52%, 9/25/2029 (i)	25,784	27,587
Series 2017-C03, Class 1B1, 8.87%, 10/25/2029 (i)	4,577	4,743
Series 2017-C04, Class 2B1, 9.07%, 11/25/2029 (i)	2,500	2,580
Series 2017-C05, Class 1B1, 7.62%, 1/25/2030 (i)	6,260	6,170
Series 2017-C06, Class 1B1, 8.17%, 2/25/2030 (i)	7,255	7,385
Series 2017-C06, Class 2B1, 8.47%, 2/25/2030 (i)	8,015	8,175
Series 2017-C07, Class 1B1, 8.04%, 5/25/2030 (i)	5,700	5,757
Series 2018-C01, Class 1B1, 7.57%, 7/25/2030 (i)	7,870	7,803
Series 2018-C04, Class 2B1, 8.52%, 12/25/2030 (i)	4,250	4,175
Series 2018-C05, Class 1B1, 8.27%, 1/25/2031 (i)	3,000	3,033
Series 2018-C06, Class 1B1, 7.77%, 3/25/2031 (i)	16,560	16,275
Series 2018-C06, Class 2B1, 8.12%, 3/25/2031 (i)	2,860	2,839
Series 2021-R02, Class 2B1, 6.82%, 11/25/2041 (a) (i)	4,983	4,469
Series 2021-R02, Class 2B2, 9.72%, 11/25/2041 (a) (i)	2,032	1,657
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	653	52
Series 2012-93, Class FS, IF, IO, 2.13%, 9/25/2032 (i)	2,280	164
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,818	190
Series 2003-76, Class SB, IF, IO, 3.03%, 8/25/2033 (i)	1,625	144
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	7,548	1,000
Series 2006-42, Class LI, IF, IO, 2.54%, 6/25/2036 (i)	1,359	135
Series 2011-79, Class SD, IF, IO, 1.88%, 8/25/2041 (i)	3,609	327
Series 2011-78, Class JS, IF, IO, 1.98%, 8/25/2041 (i)	1,920	140
Series 2012-133, Class HS, IF, IO, 2.13%, 12/25/2042 (i)	212	25
Series 2012-133, Class NS, IF, IO, 2.13%, 12/25/2042 (i)	929	96
Series 2012-148, Class US, IF, 0.85%, 1/25/2043 (i)	1,016	792
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	362	55
Series 2015-35, Class SA, IF, IO, 1.58%, 6/25/2045 (i)	8,542	613
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	338	60
Series 2016-56, Class ST, IF, IO, 1.98%, 8/25/2046 (i)	5,410	608
Series 2016-63, Class AS, IF, IO, 1.98%, 9/25/2046 (i)	106	12
Series 2016-75, Class SC, IF, IO, 2.08%, 10/25/2046 (i)	7,416	588
Series 2016-95, Class ES, IF, IO, 1.98%, 12/25/2046 (i)	1,697	198
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	345	61
Series 2017-13, Class AS, IF, IO, 2.03%, 2/25/2047 (i)	651	76
Series 2017-6, Class SB, IF, IO, 2.03%, 2/25/2047 (i)	111	12
Series 2017-16, Class SM, IF, IO, 2.03%, 3/25/2047 (i)	3,691	444
Series 2017-39, Class ST, IF, IO, 2.08%, 5/25/2047 (i)	1,371	169
Series 2017-70, Class SA, IF, IO, 2.13%, 9/25/2047 (i)	952	106
Series 2017-69, Class SH, IF, IO, 2.18%, 9/25/2047 (i)	760	96

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-90, Class SP, IF, IO, 2.13%, 11/25/2047 (i)	2,679	306
Series 2017-112, Class SC, IF, IO, 2.13%, 1/25/2048 (i)	3,347	384
Series 2018-16, Class SN, IF, IO, 2.23%, 3/25/2048 (i)	1,567	193
Series 2018-27, Class SE, IF, IO, 2.18%, 5/25/2048 (i)	3,009	408
Series 2018-67, Class SN, IF, IO, 2.18%, 9/25/2048 (i)	6,217	746
Series 2018-73, Class SC, IF, IO, 2.18%, 10/25/2048 (i)	3,762	390
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	1,006	213
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,806	361
Series 2019-37, Class CS, IF, IO, 2.03%, 7/25/2049 (i)	3,854	416
Series 2019-42, Class SK, IF, IO, 2.03%, 8/25/2049 (i)	6,974	771
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	58,078	10,236
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	95,500	15,712
Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	12,830	2,006
Series 2017-57, Class SA, IF, IO, 2.08%, 8/25/2057 (i)	812	103
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	103	5
Series 421, Class C3, IO, 4.00%, 7/25/2030	269	21
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 ‡ (a) (i)	10,871	8,978
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 ‡ (a) (i)	3,000	2,291
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	31	30
GNMA
Series 2013-182, Class MS, IF, IO, 2.20%, 12/20/2043 (i)	8,741	980
Series 2015-110, Class MS, IF, IO, 1.77%, 8/20/2045 (i)	5,141	474
Series 2016-49, Class SB, IF, IO, 2.11%, 4/20/2046 (i)	3,349	296
Series 2016-83, Class SA, IF, IO, 2.16%, 6/20/2046 (i)	2,376	276
Series 2016-108, Class SN, IF, IO, 2.14%, 8/20/2046 (i)	12,188	1,418
Series 2016-108, Class SM, IF, IO, 2.16%, 8/20/2046 (i)	2,922	333
Series 2016-111, Class SA, IF, IO, 2.16%, 8/20/2046 (i)	4,561	497
Series 2016-120, Class NS, IF, IO, 2.16%, 9/20/2046 (i)	3,177	403
Series 2016-120, Class SA, IF, IO, 2.16%, 9/20/2046 (i)	14,669	1,662
Series 2016-146, Class NS, IF, IO, 2.16%, 10/20/2046 (i)	4,037	474
Series 2016-147, Class AS, IF, IO, 2.16%, 10/20/2046 (i)	5,284	621
Series 2017-36, Class SL, IF, IO, 2.31%, 3/16/2047 (i)	6,646	903
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	393	21
Series 2017-68, Class DS, IF, IO, 2.21%, 5/20/2047 (i)	10,709	1,088
Series 2017-68, Class SA, IF, IO, 2.21%, 5/20/2047 (i)	2,615	300
Series 2017-80, Class AS, IF, IO, 2.26%, 5/20/2047 (i)	2,626	316
Series 2017-85, Class SA, IF, IO, 2.21%, 6/20/2047 (i)	3,408	333
Series 2017-107, Class KS, IF, IO, 2.26%, 7/20/2047 (i)	4,681	466
Series 2017-120, Class ES, IF, IO, 2.26%, 8/20/2047 (i)	4,873	580
Series 2017-134, Class SB, IF, IO, 2.26%, 9/20/2047 (i)	3,185	317
Series 2017-134, Class SD, IF, IO, 2.26%, 9/20/2047 (i)	6,420	754
Series 2017-155, Class KS, IF, IO, 2.26%, 10/20/2047 (i)	3,999	386
Series 2017-161, Class DS, IF, IO, 2.31%, 10/20/2047 (i)	3,352	406
Series 2017-163, Class HS, IF, IO, 2.26%, 11/20/2047 (i)	7,276	720
Series 2017-180, Class SD, IF, IO, 2.26%, 12/20/2047 (i)	4,347	431
Series 2018-6, Class CS, IF, IO, 2.26%, 1/20/2048 (i)	3,654	426

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-36, Class SG, IF, IO, 2.26%, 3/20/2048 (i)	3,109	364
Series 2018-46, Class AS, IF, IO, 2.26%, 3/20/2048 (i)	12,012	1,237
Series 2018-63, Class BS, IF, IO, 2.26%, 4/20/2048 (i)	7,177	839
Series 2018-63, Class SB, IF, IO, 2.26%, 4/20/2048 (i)	3,310	381
Series 2018-65, Class DS, IF, IO, 2.26%, 5/20/2048 (i)	4,046	389
Series 2018-147, Class SD, IF, IO, 2.21%, 10/20/2048 (i)	2,299	230
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	89	21
Series 2019-1, Class SG, IF, IO, 2.11%, 1/20/2049 (i)	9,145	800
Series 2019-49, Class SB, IF, IO, 1.60%, 4/20/2049 (i)	4,591	312
Series 2019-42, Class SJ, IF, IO, 2.11%, 4/20/2049 (i)	4,763	503
Series 2019-43, Class LS, IF, IO, 2.11%, 4/20/2049 (i)	2,495	214
Series 2019-65, Class ST, IF, IO, 2.11%, 5/20/2049 (i)	10,052	821
Series 2019-85, Class CS, IF, IO, 2.16%, 7/20/2049 (i)	16,603	1,349
Series 2019-86, Class ST, IF, IO, 2.16%, 7/20/2049 (i)	4,932	394
Series 2019-99, Class SJ, IF, IO, 2.11%, 8/20/2049 (i)	7,448	651
Series 2019-120, Class DS, IF, IO, 2.11%, 9/20/2049 (i)	9,366	976
Series 2019-132, Class SK, IF, IO, 2.11%, 10/20/2049 (i)	7,261	742
Series 2019-138, Class SW, IF, IO, 2.11%, 10/20/2049 (i)	2,287	216
Series 2019-158, Class SG, IF, IO, 2.11%, 12/20/2049 (i)	11,381	1,068
Series 2020-86, Class TS, IF, IO, 1.66%, 6/20/2050 (i)	11,688	881
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	176,634	22,990
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	87,210	11,304
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	21,787	3,205
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	18,745	2,734
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	60,780	8,855
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	72,026	10,428
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,591	3,117
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,709	3,210
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,701	3,024
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	22,677	3,292
Series 2015-H13, Class GI, IO, 1.43%, 4/20/2065 (i)	1,362	32
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	137	127
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	159	38
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.60%, 9/25/2035 (i)	104	97
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.30%, 1/25/2047 (i)	6,714	5,942
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.02%, 10/25/2034 ‡ (a) (i)	12,500	12,147
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025 (a) (g)	4,088	4,078
Impac CMB Trust Series 2005-1, Class 1A2, 4.66%, 4/25/2035 (i)	170	154
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.14%, 9/25/2037 (i)	13,231	9,551
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (g)	1,515	1,398
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	33	33
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,049	5,751
LHOME Mortgage Trust Series 2020-RTL1, Class A2, 3.72%, 10/25/2024 (a) (g)	4,250	4,088
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 ‡ (i)	42	26
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	24	20
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 3.31%, 8/25/2033 (i)	37	34
MFA Trust Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (g)	3,490	3,283
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 (a) (i)	14,000	12,409

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (i)	9,756	208
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (i)	23,527	829
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (a) (i)	3,042	2,448
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2023 ‡	15,825	15,350
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 6.95%, 2/27/2024 (a) (i)	10,293	9,816
PNMAC FMSR ISSUER TRUST
Series 2018-GT1, Class A, 6.89%, 2/25/2023 (a) (i)	4,655	4,516
Series 2018-GT2, Class A, 6.69%, 8/25/2025 (a) (i)	4,320	4,123
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (g)	11,342	11,149
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 ‡ (a) (g)	7,000	6,703
Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (i)	5,000	4,476
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (g)	24,414	21,846
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (g)	2,749	2,247
Series 2021-7, Class A2, 3.67%, 8/25/2026 (a) (g)	11,837	9,682
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (i)	5,500	4,505
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (g)	5,000	4,305
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	50	47
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.30%, 9/25/2032 ‡ (a) (i)	9,000	8,585
Rillion Capital Iii Frn, 7.25%, 11/15/2024 ‡	10,064	10,064
River Rock Sfr Frn 144a, 9.25%, 10/15/2024 ‡ (a)	1,257	1,232
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (g)	19,566	18,929
SART Series 2017-1, 4.75%, 7/15/2024	109	107
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (i)	19,583	12
Series 2021-2, Class BXS, 9.01%, 11/25/2060 ‡ (a) (i)	4,998	3,836
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	12,378
STACR Trust
Series 2018-HRP2, Class M3, 6.42%, 2/25/2047 ‡ (a) (i)	12,627	12,307
Series 2018-HRP2, Class B1, 8.22%, 2/25/2047 (a) (i)	2,825	2,707
Series 2018-DNA3, Class B1, 7.92%, 9/25/2048 ‡ (a) (i)	7,685	7,611
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 6.43%, 10/25/2037 (i)	1,887	1,640
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 4.89%, 5/25/2047 (i)	13,468	10,453
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (a) (g)	2,710	2,549
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	28,163
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (g)	5,500	5,291
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (a) (i)	7,606	6,133
Series 2019-4, Class B1, 3.86%, 11/25/2059 ‡ (a) (i)	2,200	1,727
Series 2020-1, Class M1, 3.02%, 1/25/2060 ‡ (a) (i)	1,990	1,434
Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (i)	100	95
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (g)	970	928
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 ‡ (a) (i)	820	578
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	12,000	11,065
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	63	60

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (i)	95	89
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	53	51
Series 2005-AR7, Class A3, 3.64%, 8/25/2035 (i)	58	53
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 2.54%, 10/25/2046 (i)	2,264	1,821
Total Collateralized Mortgage Obligations (Cost $1,055,807)		960,492
Mortgage-Backed Securities — 8.0%
FNMA UMBS, 30 Year Pool # MA4847, 6.00%, 11/1/2052	1,182	1,210
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	339	352
Pool # BJ9839, 4.38%, 4/20/2049	129	126
GNMA II, Single Family, 30 Year
TBA, 4.50%, 12/15/2052 (j)	258,000	252,689
TBA, 5.00%, 12/15/2052 (j)	423,544	423,147
TBA, 5.50%, 12/15/2052 (j)	116,080	117,457
Total Mortgage-Backed Securities (Cost $771,327)		794,981
Foreign Government Securities — 3.5%
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	753	678
6.00%, 2/22/2033 (e)	8,400	7,560
6.40%, 6/5/2049 (e)	1,600	1,296
5.88%, 1/30/2060 (a)	13,650	10,101
5.88%, 1/30/2060 (e)	13,200	9,768
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (e)	3,129	1,913
Federal Republic of Nigeria
6.50%, 11/28/2027 (e)	5,400	4,286
6.13%, 9/28/2028 (a)	7,847	6,032
7.14%, 2/23/2030 (e)	21,500	16,582
7.38%, 9/28/2033 (a)	4,405	3,210
7.70%, 2/23/2038 (e)	5,700	3,962
7.63%, 11/28/2047 (e)	3,200	2,104
8.25%, 9/28/2051 (a)	4,263	2,909
Federative Republic of Brazil 3.88%, 6/12/2030	2,400	2,093
Gabonese Republic 7.00%, 11/24/2031 (a)	7,600	6,257
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (e)	5,600	4,990
7.38%, 10/10/2047 (e)	7,600	6,346
Islamic Republic of Pakistan
8.25%, 9/30/2025 (e)	3,100	1,411
6.00%, 4/8/2026 (a)	19,530	8,009
7.38%, 4/8/2031 (a)	8,513	3,071
Kingdom of Bahrain
6.75%, 9/20/2029 (e)	1,700	1,688
5.45%, 9/16/2032 (a)	9,389	8,239

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Angola
9.50%, 11/12/2025 (e)	700	713
8.25%, 5/9/2028 (e)	1,900	1,765
8.00%, 11/26/2029 (e)	11,400	10,303
8.00%, 11/26/2029 (a)	5,720	5,169
8.75%, 4/14/2032 (a)	5,266	4,706
9.13%, 11/26/2049 (e)	5,700	4,679
Republic of Armenia
3.60%, 2/2/2031 (e)	1,200	917
3.60%, 2/2/2031 (a)	5,100	3,899
Republic of Colombia 8.00%, 4/20/2033 (j)	2,010	1,997
Republic of Costa Rica
6.13%, 2/19/2031 (e)	17,500	16,931
5.63%, 4/30/2043 (e)	1,200	963
7.00%, 4/4/2044 (e)	1,000	934
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	16,537	15,855
5.75%, 12/31/2032 (e) (g)	1,920	1,856
6.13%, 6/15/2033 (e)	17,000	15,024
Republic of Ecuador
5.50%, 7/31/2030 (e) (g)	6,170	3,736
2.50%, 7/31/2035 (e) (g)	2,090	910
Republic of El Salvador
6.38%, 1/18/2027 (e)	500	204
8.63%, 2/28/2029 (e)	7,700	3,245
7.63%, 2/1/2041 (e)	4,400	1,595
7.12%, 1/20/2050 (e)	10,900	3,938
Republic of Ghana
6.38%, 2/11/2027 (e)	10,700	4,066
7.88%, 2/11/2035 (a)	7,220	2,474
8.95%, 3/26/2051 (e)	2,000	664
8.75%, 3/11/2061 (e)	8,000	2,569
8.75%, 3/11/2061 (a)	3,300	1,060
Republic of Guatemala 4.65%, 10/7/2041 (a)	2,400	1,881
Republic of Iraq
6.75%, 3/9/2023 (e)	8,400	8,273
5.80%, 1/15/2028 (e)	10,587	9,478
Republic of Kenya
8.00%, 5/22/2032 (e)	10,600	9,195
6.30%, 1/23/2034 (a)	5,093	3,992
8.25%, 2/28/2048 (e)	6,600	5,173
Republic of Namibia 5.25%, 10/29/2025 (e)	4,900	4,533
Republic of Paraguay
6.10%, 8/11/2044 (e)	12,075	11,398
5.40%, 3/30/2050 (a)	3,970	3,338
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	5,874
Republic of Senegal
6.25%, 5/23/2033 (e)	11,000	9,160

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.75%, 3/13/2048 (e)	16,800	12,031
Republic of South Africa
5.00%, 10/12/2046	5,100	3,644
5.75%, 9/30/2049	7,406	5,628
State of Mongolia 4.45%, 7/7/2031 (a)	7,800	5,617
Sultanate of Oman Government Bond
5.38%, 3/8/2027 (e)	4,500	4,382
6.25%, 1/25/2031 (e)	900	897
6.25%, 1/25/2031 (a)	6,559	6,534
7.38%, 10/28/2032 (a)	7,291	7,838
6.50%, 3/8/2047 (e)	600	536
6.75%, 1/17/2048 (e)	5,400	4,948
Tunisian Republic 5.75%, 1/30/2025 (e)	6,350	4,619
Total Foreign Government Securities (Cost $474,710)		351,646
Loan Assignments — 0.5% (f) (k)
Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 4/10/2028	3,484	3,436
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 3/31/2028	1,975	1,817
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 5.42%, 6/1/2024	253	252
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 6.57%, 3/31/2027	2,414	2,354
		2,606
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.02%, 4/3/2024	1,469	1,424
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 8/4/2027	3,233	3,156
		4,580
Diversified Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡	383	377
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 6/30/2028	2,469	2,429
Food & Staples Retailing — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	306	246
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 10.67%, 4/1/2024 ‡	2,355	1,892
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 14.42%, 10/1/2024	93	54
		2,192
Health Care Equipment & Supplies — 0.0% ^
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 10/23/2028	3,082	2,924
Health Care Providers & Services — 0.0% ^
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.00%, 11/15/2028	3,184	3,058
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (h)	44	5

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Life Sciences Tools & Services — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 6.32%, 11/8/2027	1,077	1,068
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.41%, 10/8/2027	1,944	1,895
Media — 0.0% ^
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 9.07%, 8/2/2027	2,730	2,611
Personal Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 10/1/2026	7,895	7,488
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 5.52%, 8/1/2027	2,058	1,989
Road & Rail — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 4.00%), 7.65%, 7/21/2028	280	269
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 7.65%, 7/21/2028	4,030	3,869
		4,138
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 10.57%, 12/18/2026 (m)	12	11
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.92%, 3/3/2028	2,955	2,860
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 8.57%, 12/22/2025	4,919	3,341
		6,212
Total Loan Assignments (Cost $51,779)		48,825
	SHARES (000)
Common Stocks — 0.3%
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	20	508
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	45	113
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	6
iHeartMedia, Inc., Class A *	2	19
		25
Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp.	41	4,226
Chord Energy Corp.	77	11,726
EP Energy Corp. ‡ *	11	76
Gulfport Energy Corp. *	107	8,735
		24,763
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	6	64
Professional Services — 0.0% ^
NMG, Inc. ‡ *	—	1

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	3
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	147	3,751
Total Common Stocks (Cost $15,301)		29,228
Preferred Stocks — 0.1%
Electric Utilities — 0.1%
SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (n)	240	4,309
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	3,935
		8,244
Insurance — 0.0% ^
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (n)	97	1,979
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	15
Total Preferred Stocks (Cost $12,914)		10,238
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 11/28/2022 ‡ (b) (c) (d)(Cost $258)	—	1,576
Municipal Bonds — 0.0% (o) ^
California — 0.0% ^
Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100	121
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	247
Regents of the University of California Medical Center Pooled Series F, Rev., 6.58%, 5/15/2049	255	295
University of California, Taxable Build America Series R, Rev., 5.77%, 5/15/2043	140	151
University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100	87
Total California		901
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	158
Illinois — 0.0% ^
Illinois Finance Authority, The University of Chicago Series 2013A, Rev., 4.00%, 4/1/2023 (p)	25	25
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240	260
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series B, Rev., 6.72%, 1/1/2049	131	157
Total Municipal Bonds (Cost $1,701)		1,501

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.0% ^
Call Options Purchased — 0.0% ^
Foreign Exchange Currency Options — 0.0% ^
Foreign Exchange USD / TWD
12/19/2022 at USD 32.00, Vanilla, European Style
Notional Amount: USD 374,506
Counterparty: Goldman Sachs International * (Cost $3,271)	374,505,500	149
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	1	7
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	—	14
Total Warrants (Cost $—)		21
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	31	—
	SHARES (000)
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (q) (r) (Cost $67,174)	67,160	67,180
Total Investments — 106.4% (Cost $11,876,837)		10,571,079
Liabilities in Excess of Other Assets — (6.4)%		(637,657)
NET ASSETS — 100.0%		9,933,422

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(h)	Defaulted security.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of November 30, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2022.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Security is prerefunded or escrowed to maturity.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of November 30, 2022.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 12/25/2052(a)	(647,300)	(644,468)
(Proceeds received of $624,223)		(644,468)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	225	03/22/2023	USD	25,604	200
U.S. Treasury 10 Year Ultra Note	2,327	03/22/2023	USD	279,713	2,577
U.S. Treasury Long Bond	36	03/22/2023	USD	4,596	20
U.S. Treasury Ultra Bond	68	03/22/2023	USD	9,331	114
U.S. Treasury 2 Year Note	1,459	03/31/2023	USD	299,904	1,018
U.S. Treasury 5 Year Note	22,696	03/31/2023	USD	2,469,254	19,760
					23,689
Short Contracts
U.S. Treasury 10 Year Note	(9,254)	03/22/2023	USD	(1,053,076)	(8,117)
U.S. Treasury 10 Year Ultra Note	(775)	03/22/2023	USD	(93,157)	(946)
U.S. Treasury Long Bond	(2)	03/22/2023	USD	(255)	(3)
U.S. Treasury Ultra Bond	(164)	03/22/2023	USD	(22,504)	(523)
					(9,589)
					14,100

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	6.80	USD 5,000	(267)	(449)	(716)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.80	USD 12,500	(638)	(1,152)	(1,790)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.80	USD 10,000	(454)	(978)	(1,432)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.80	USD 20,000	(768)	(2,097)	(2,865)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	6.80	USD 15,000	(510)	(1,639)	(2,149)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	6.96	USD 12,500	(1,052)	(1,073)	(2,125)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	6.96	USD 20,000	(901)	(2,498)	(3,399)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	6.96	USD 5,000	(54)	(796)	(850)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	6.96	USD 7,500	(39)	(1,236)	(1,275)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	6.96	USD 5,000	(167)	(683)	(850)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	08/17/2061	6.96	USD 5,000	(239)	(611)	(850)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	6.96	USD 5,000	(237)	(613)	(850)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	6.96	USD 2,500	(119)	(306)	(425)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	6.96	USD 12,500	(358)	(1,767)	(2,125)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	6.96	USD 12,500	(134)	(1,991)	(2,125)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	6.96	USD 5,500	(63)	(872)	(935)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	6.96	USD 8,017	(92)	(1,271)	(1,363)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	6.96	USD 12,500	(57)	(2,068)	(2,125)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	11.56	USD 2,500	(280)	(207)	(487)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	11.56	USD 10,000	(932)	(1,018)	(1,950)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	11.56	USD 8,000	(628)	(932)	(1,560)
CMBX.NA.BBB-.9	3.00	Monthly	Merrill Lynch International	09/17/2058	11.56	USD 5,000	(559)	(416)	(975)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	11.56	USD 12,500	(1,835)	(602)	(2,437)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	11.56	USD 12,500	(1,304)	(1,133)	(2,437)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	11.56	USD 7,500	(838)	(624)	(1,462)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	11.56	USD 12,500	(1,347)	(1,090)	(2,437)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	11.56	USD 7,500	(842)	(620)	(1,462)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	11.56	USD 5,000	(486)	(489)	(975)
							(15,200)	(29,231)	(44,431)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.52	USD 69,000	(3,368)	5,352	1,984

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - sell protection	(15,200)	(44,431)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,293,438	$1,113,590	$2,407,028
Collateralized Mortgage Obligations	—	674,998	285,494	960,492
Commercial Mortgage-Backed Securities	—	1,610,039	934,995	2,545,034
Common Stocks
Diversified Telecommunication Services	508	—	—	508
Food & Staples Retailing	—	—	113	113
Media	25	—	—	25
Oil, Gas & Consumable Fuels	24,687	—	76	24,763
Pharmaceuticals	64	—	—	64
Professional Services	—	—	1	1
Specialty Retail	—	—	3	3
Wireless Telecommunication Services	—	—	3,751	3,751
Total Common Stocks	25,284	—	3,944	29,228
Convertible Bonds	—	—	1,576	1,576
Corporate Bonds
Aerospace & Defense	—	36,078	—	36,078
Airlines	—	23,175	—	23,175
Auto Components	—	87,694	—	87,694
Automobiles	—	764	—	764
Banks	—	153,937	—	153,937
Beverages	—	6,866	—	6,866
Biotechnology	—	4,779	—	4,779
Building Products	—	35,384	—	35,384
Capital Markets	—	39,401	—	39,401
Chemicals	—	108,094	—	108,094
Commercial Services & Supplies	—	93,172	—	93,172
Communications Equipment	—	31,687	—	31,687
Construction & Engineering	—	29,202	—	29,202
Construction Materials	—	6,717	—	6,717
Consumer Finance	—	80,626	—	80,626
Containers & Packaging	—	96,201	—	96,201
Diversified Consumer Services	—	11,370	—	11,370
Diversified Telecommunication Services	—	259,067	2	259,069
Electric Utilities	—	68,318	—	68,318
Electrical Equipment	—	10,217	—	10,217
Electronic Equipment, Instruments & Components	—	25,691	—	25,691
Energy Equipment & Services	—	17,896	—	17,896

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$52,164	$—	$52,164
Equity Real Estate Investment Trusts (REITs)	—	62,603	—	62,603
Food & Staples Retailing	—	52,293	—	52,293
Food Products	—	36,955	—	36,955
Gas Utilities	—	7,721	—	7,721
Health Care Equipment & Supplies	—	40,063	—	40,063
Health Care Providers & Services	—	197,528	—	197,528
Health Care Technology	—	9,152	—	9,152
Hotels, Restaurants & Leisure	—	174,555	—	174,555
Household Durables	—	17,238	—	17,238
Household Products	—	43,268	—	43,268
Independent Power and Renewable Electricity Producers	—	11,641	—	11,641
Insurance	—	519	—	519
Internet & Direct Marketing Retail	—	5,421	—	5,421
IT Services	—	27,155	—	27,155
Leisure Products	—	14,758	—	14,758
Machinery	—	12,327	—	12,327
Marine	—	5,812	—	5,812
Media	—	350,122	—	350,122
Metals & Mining	—	71,057	—	71,057
Mortgage Real Estate Investment Trusts (REITs)	—	71,262	—	71,262
Multiline Retail	—	12,711	—	12,711
Multi-Utilities	—	7,533	—	7,533
Oil, Gas & Consumable Fuels	—	341,218	12	341,230
Paper & Forest Products	—	2,978	—	2,978
Personal Products	—	25,435	—	25,435
Pharmaceuticals	—	118,612	—	118,612
Real Estate Management & Development	—	1,159	—	1,159
Road & Rail	—	45,672	—	45,672
Semiconductors & Semiconductor Equipment	—	25,942	—	25,942
Software	—	49,117	—	49,117
Specialty Retail	—	87,146	—	87,146
Technology Hardware, Storage & Peripherals	—	4,005	—	4,005
Thrifts & Mortgage Finance	—	10,189	—	10,189
Tobacco	—	2,818	—	2,818
Trading Companies & Distributors	—	56,998	—	56,998
Transportation Infrastructure	—	5,343	—	5,343
Wireless Telecommunication Services	—	66,340	—	66,340
Total Corporate Bonds	—	3,353,166	14	3,353,180
Foreign Government Securities	—	351,646	—	351,646
Loan Assignments
Auto Components	—	3,436	—	3,436
Beverages	—	1,817	—	1,817
Chemicals	—	2,606	—	2,606
Containers & Packaging	—	4,580	—	4,580
Diversified Financial Services	—	—	377	377
Electronic Equipment, Instruments & Components	—	2,429	—	2,429

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food & Staples Retailing	$—	$300	$1,892	$2,192
Health Care Equipment & Supplies	—	2,924	—	2,924
Health Care Providers & Services	—	3,058	—	3,058
Leisure Products	—	—	5	5
Life Sciences Tools & Services	—	1,068	—	1,068
Machinery	—	1,895	—	1,895
Media	—	2,611	—	2,611
Personal Products	—	7,488	—	7,488
Pharmaceuticals	—	1,989	—	1,989
Road & Rail	—	4,138	—	4,138
Specialty Retail	—	6,212	—	6,212
Total Loan Assignments	—	46,551	2,274	48,825
Mortgage-Backed Securities	—	794,981	—	794,981
Municipal Bonds	—	1,501	—	1,501
Options Purchased
Call Options Purchased	—	149	—	149
Preferred Stocks
Electric Utilities	8,244	—	—	8,244
Insurance	1,979	—	—	1,979
Internet & Direct Marketing Retail	—	—	15	15
Total Preferred Stocks	10,223	—	15	10,238
Rights	—	—	—(a)	—(a)
Warrants	—	—	21	21
Short-Term Investments
Investment Companies	67,180	—	—	67,180
Total Investments in Securities	$102,687	$8,126,469	$2,341,923	$10,571,079
Liabilities
TBA Short Commitment	$—	$(644,468)	$—	$(644,468)
Total Liabilities in Securities Sold Short	$—	$(644,468)	$—	$(644,468)
Appreciation in Other Financial Instruments
Futures Contracts	$23,689	$—	$—	$23,689
Swaps	—	5,352	—	5,352
Depreciation in Other Financial Instruments
Futures Contracts	(9,589)	—	—	(9,589)
Swaps	—	(29,231)	—	(29,231)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$14,100	$(23,879)	$—	$(9,779)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Asset-Backed Securities	$886,488	$(4,323)	$(84,700)	$2,260	$471,033	$(295,374)	$117,240	$(24,362)	$45,328	$1,113,590
Collateralized Mortgage Obligations	295,028	15	(16,823)	(43)	138,125	(113,325)	95,326	(15,911)	(96,898)	285,494
Commercial Mortgage-Backed Securities	1,113,416	(44,796)	(121,744)	3,829	54,206	(181,546)	85,733	(25,673)	51,570	934,995
Common Stocks	5,112	767	(1,969)	—	—	(988)	1,022	—	—	3,944
Convertible Bonds	1,340	—	235	—	1	—	—	—	—	1,576
Corporate Bonds	2	—	12	—(b)	155	(155)	—	—	—	14
Loan Assignments	2,880	—(b)	(488)	38	40	(196)	—	—	—	2,274
Preferred Stocks	26	—	(11)	—	—	—	—	—	—	15
Rights	—(b)	—	—	—	—	—	—	—	—	—(b)
Warrants	13	—	8	—	—	—	—	—	—	21
Total	$2,304,305	$(48,337)	$(225,480)	$6,084	$663,560	$(591,584)	$299,321	$(65,946)	$—	$2,341,923

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Commercial Mortgage-Backed Securities, Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(233,360).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$681,321	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (16.52%)
			Constant Default Rate	0.00% - 4.40% (0.05%)
			Yield (Discount Rate of Cash Flows)	5.57% - 18.68% (9.73%)
Asset-Backed Securities	681,321
	225,628	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (12.05%)
			Constant Default Rate	0.00% - 1.42% (0.02%)
			Yield (Discount Rate of Cash Flows)	6.04% - 14.97% (9.75%)
Collateralized Mortgage Obligations	225,628
	779,429	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.60%)
			Constant Default Rate	0.00% - 15.00% (0.03%)
			Yield (Discount Rate of Cash Flows)	5.47% - 108.41% (11.06%)
Commercial Mortgage- Backed Securities	779,429

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	5	Terms of Exchange Offer	Expected Recovery	10.90% (10.90%)

Loan Assignments	5
Total	$1,686,383

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2022, the value of these investments was $655,540. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$180,356	$3,403,959	$3,517,159	$17	$7	$67,180	67,160	$1,225	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.